UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Kenneth L. Greenberg, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	July 31, 2006

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 30.4%
Banks — 9.2%
Credit Suisse First Boston New York(a)
$2,000,000	6.500%	05/01/08	$2,030,436
Credit Suisse First Boston USA, Inc.
2,975,000	4.125	01/15/10	2,851,976
Golden West Financial Corp.
3,200,000	5.500	08/08/06	3,199,974
Huntington National Bank
1,750,000	4.650	06/30/09	1,711,885
Keybank National Association
1,100,000	7.300	05/01/11	1,181,212
Popular North America, Inc.
1,200,000	5.200	12/12/07	1,190,098
Union Planters Corp.
1,500,000	7.750	03/01/11	1,629,340
Washington Mutual, Inc.
1,985,000	7.500	08/15/06	1,986,255
2,000,000	4.000	01/15/09	1,929,774
Wells Fargo & Co.
3,325,000	6.750	10/01/06	3,329,874

			21,040,824

Brokerage — 2.1%
Morgan Stanley
5,000,000	4.000	01/15/10	4,763,216

Life Insurance — 4.8%
AXA Financial, Inc.
2,125,000	7.750	08/01/10	2,275,518
ING Security Life Institutional Funding(a)
2,500,000	4.250	01/15/10	2,414,803
Jackson National Life Insurance Co.(a)
2,000,000	5.250	03/15/07	2,001,986
Monumental Global Funding(a)
4,390,000	5.200	01/30/07	4,383,011

			11,075,318

Noncaptive-Consumer — 4.4%
American General Finance Corp.
1,500,000	4.875	05/15/10	1,458,910
HSBC Finance Corp.
7,000,000	4.125	11/16/09	6,707,064
John Deere Capital Corp.
2,000,000	5.400	04/07/10	1,991,260

			10,157,234

Property/Casualty Insurance — 2.8%
ACE Ltd.
6,487,000	6.000	04/01/07	6,498,009

Wireless Telecommunications — 4.1%
Verizon Wireless Capital LLC
9,250,000	5.375	12/15/06	9,247,984

Wirelines Telecommunications — 3.0%
Alltel Corp.
555,000	4.656	05/17/07	552,854

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Wirelines Telecommunications — (continued)
Ameritech Capital Funding
$375,000	6.250%		05/18/09	$378,539
Deutsche Telekom International Finance BV
1,500,000	8.000		06/15/10	1,618,760
GTE California, Inc.
2,875,000	7.650		03/15/07	2,910,020
SBC Communications, Inc.
1,375,000	4.125		09/15/09	1,316,778

				6,776,951

TOTAL CORPORATE BONDS				$69,559,536
Agency Debentures — 46.9%
Dexia Municipal Agency
$5,000,000	5.125%		09/11/06	$4,996,450
FHLB
5,500,000	3.800		12/29/06	5,461,780
6,600,000	3.500		01/18/07	6,540,151
5,100,000	3.625		02/16/07	5,049,969
3,000,000	4.250		04/16/07	2,975,004
6,730,000	4.500		08/24/07	6,669,255
7,000,000	4.000	(b)	12/03/07	6,814,937
10,000,000	4.500	(b)	03/07/08	9,982,533
FHLMC
4,000,000	5.350	(b)	12/27/06	3,999,984
11,628,000	0.000	(c)	01/15/07	11,357,765
5,000,000	4.500		04/18/07	4,962,535
15,000,000	4.250		06/23/08	14,730,450
FNMA
4,000,000	5.307	(b)	12/22/06	3,999,760
5,000,000	2.750		02/06/07	4,931,540
7,750,000	3.740		06/14/07	7,640,144
Government Loan Trust Series 1-Z(c)
7,644,000	0.000		04/01/07	7,385,075

TOTAL AGENCY DEBENTURES				$107,497,332
Asset-Backed Securities — 6.4%
Autos — 6.4%
AmeriCredit Automobile Receivables Trust Series 2006-AF, Class A3
$2,000,000	5.560%		09/06/11	$2,005,000
Capital One Auto Finance Trust Series 2006-A, Class A3
3,500,000	5.330		11/15/10	3,495,899
Honda Auto Receivables Owner Trust Series 2005-4, Class A2
6,675,216	4.320		01/21/08	6,653,146
Long Beach Auto Receivables Trust Series 2006-A, Class A4
2,500,000	5.500		05/15/13	2,512,500

TOTAL ASSET-BACKED SECURITIES				$14,666,545

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligation — 6.1%
United States Treasury Bonds
$14,000,000	4.625%	02/29/08	$13,915,776

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 89.8%
			$205,639,189
Repurchase Agreement(d) — 8.3%
Joint Repurchase Agreement Account II
$19,000,000	5.282%	08/01/06	$19,000,000
Maturity Value: $19,002,788

TOTAL INVESTMENTS — 98.1%			$224,639,189

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%			4,356,391

NET ASSETS — 100.0%			$228,995,580

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $10,830,236, which represents approximately 4.7% of net assets as of July 31, 2006.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Joint repurchase agreement was entered into on July 31, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

FUTURES CONTRACTS — At July 31, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	133	September 2006	$31,427,900	$(41,527)
Eurodollars	100	March 2007	23,660,000	10,910
Eurodollars	(52)	December 2006	(12,291,500)	143,592
2 Year U.S. Treasury Notes	(107)	September 2006	(21,771,156)	6,313
5 Year U.S. Treasury Notes	(144)	September 2006	(15,007,500)	(24,395)
10 Year U.S. Treasury Notes	26	September 2006	2,756,812	14,308

			$8,774,556	$109,201

SWAP CONTRACT — At July 31, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP

Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Loss

JP Morgan Securities	$20,000	02/17/2011	3 month LIBOR	5.09%	$(8,310)

LIBOR — London Interbank Offered Rate

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows :

Tax Cost	$226,043,624

Gross unrealized gain	58,991
Gross unrealized loss	(1,463,426)

Net unrealized security loss	$(1,404,435)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 82.1%
Adjustable Rate FHLMC(a) — 7.5%
$120,927	4.597%	08/01/16	$120,572
167,106	4.775	08/01/18	166,422
159,519	4.462	11/01/18	161,139
780,686	5.764	11/01/18	778,628
40,166	4.853	02/01/19	39,985
36,733	6.245	02/01/19	36,919
128,830	4.854	03/01/19	128,338
76,778	5.022	03/01/19	76,563
121,651	4.180	06/01/19	120,924
152,349	5.240	07/01/19	152,438
2,319,767	5.027	11/01/19	2,335,242
1,558,160	6.870	11/01/19	1,605,959
168,868	5.077	01/01/20	168,531
180,963	4.854	05/01/21	180,062
67,771	6.096	01/01/25	68,048
133,733	4.855	10/01/26	133,411
1,354,917	6.597	08/01/28	1,371,574
822,252	7.260	01/01/29	827,100
896,536	6.360	05/01/29	917,196
238,770	7.233	05/01/29	240,122
106,640	4.854	06/01/29	106,423
92,017	5.450	09/01/29	93,128
1,682,641	7.210	02/01/30	1,713,092
237,204	6.782	03/01/30	238,269
904,018	7.204	03/01/30	916,111
154,327	4.546	04/01/30	154,985
176,151	4.993	06/01/30	177,017
687,547	6.619	12/01/30	705,051
21,725	5.673	01/01/31	22,104
193,545	4.552	02/01/31	193,081
57,552	6.393	05/01/31	57,844
53,002	4.975	06/01/31	53,060
42,333	5.633	11/01/31	42,927
5,540,641	7.405	12/01/31	5,720,758
4,157,964	7.599	12/01/31	4,244,708
69,288	5.692	10/01/32	69,347
24,678	5.971	02/01/33	25,101
2,571,055	3.941	07/01/33	2,480,271
3,563,969	3.885	09/01/33	3,439,775
147,461	4.401	11/01/33	144,641
209,367	6.295	11/01/33	210,389
1,259,290	5.620	05/01/35	1,262,469
7,031,214	4.583	08/01/35	6,860,651
1,976,088	0.000	01/15/36	1,882,110
2,966,317	0.000	05/15/36	2,948,794

			43,391,279

Adjustable Rate FNMA(a) — 27.4%
217,797	5.709	03/01/17	218,962
1,070,326	6.672	04/01/17	1,100,534
144,564	4.874	08/01/17	144,172
145,788	4.874	09/01/17	145,381
248,160	5.009	09/01/17	247,447
74,928	6.646	11/01/17	75,355
151,552	4.875	12/01/17	151,390
616,206	4.622	03/01/18	615,496
198,556	5.000	03/01/18	197,968

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$2,026,744	4.636%	07/01/18	$2,024,425
386,302	6.496	08/01/18	392,137
216,350	4.546	10/01/18	214,988
658,605	4.674	10/01/18	660,545
192,101	4.854	10/01/18	191,453
96,253	4.877	10/01/18	96,162
314,690	5.440	10/01/18	317,135
62,669	4.874	11/01/18	62,610
14,707	5.532	11/01/18	14,746
80,243	5.125	12/01/18	78,864
303,873	4.513	01/01/19	303,566
46,205	4.844	04/01/19	46,003
858,452	4.871	04/01/19	857,839
2,204,672	4.462	05/01/19	2,204,719
1,024,544	4.874	05/01/19	1,019,977
450,995	4.766	06/01/19	450,632
409,642	4.874	06/01/19	411,027
350,257	6.964	07/01/19	359,926
740,092	4.727	08/01/19	742,501
742,500	4.851	08/01/19	741,958
95,834	5.340	09/01/19	94,335
38,057	6.570	09/01/19	38,609
106,500	4.690	11/01/19	106,408
3,152,611	6.340	11/01/19	3,224,437
28,918	4.599	04/01/20	29,020
1,024,446	6.326	05/01/20	1,051,172
870,218	4.568	06/01/20	872,936
259,063	4.766	06/01/20	259,846
461,314	4.696	11/01/20	462,805
947,329	5.376	12/25/20	944,110
533,839	5.069	03/01/21	538,463
209,509	6.475	09/01/21	211,010
117,872	4.830	12/01/21	118,358
1,984,223	5.321	01/01/22	2,001,866
77,524	6.612	02/01/22	79,817
208,377	5.033	05/20/22	205,430
7,123,064	6.301	12/01/22	7,234,842
432,890	6.759	02/01/23	440,387
20,235	6.219	12/01/23	20,193
1,164,405	6.781	01/01/24	1,183,583
1,271,947	6.467	03/01/24	1,313,380
10,645,178	4.776	04/01/24	10,576,265
1,063,003	4.875	06/20/24	1,047,912
50,339	6.003	08/01/24	50,464
426,656	6.329	01/01/25	437,071
2,561,698	4.761	03/25/27	2,553,264
84,752	4.892	06/01/27	84,902
61,750	4.874	12/01/27	61,858
116,288	4.876	01/01/28	116,550
20,748	6.593	01/01/28	20,865
354,697	6.783	05/01/28	360,939
92,190	7.468	06/01/28	94,190
75,326	6.387	09/01/28	75,783
23,677,723	5.435	11/25/28	23,686,097
929,675	4.917	01/01/29	932,242
49,959	4.470	06/01/29	49,790
77,715	4.842	06/01/29	77,925
45,687	6.912	06/01/29	46,458
1,725,691	5.154	05/01/30	1,729,737
92,074	7.473	02/01/31	92,774
134,605	6.744	05/01/31	135,135

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$525,544	7.000%	06/01/31	$536,743
2,153,951	5.677	07/01/31	2,143,301
592,876	5.507	08/01/31	599,682
79,557	6.069	08/01/31	80,902
345,750	6.157	08/01/31	345,440
785,077	5.595	11/01/31	787,723
528,499	5.580	12/01/31	537,436
189,449	5.490	01/01/32	193,089
369,232	6.906	01/01/32	381,770
43,389	5.475	02/01/32	43,736
570,247	6.102	02/01/32	573,729
40,518	5.536	03/01/32	41,019
187,596	5.607	03/01/32	187,289
2,155,063	6.119	03/01/32	2,216,019
1,090,363	5.518	04/01/32	1,086,633
226,449	6.500	04/01/32	231,907
415,149	5.243	05/01/32	423,594
140,988	6.252	05/01/32	141,921
327,239	6.368	07/01/32	329,080
35,550	4.400	08/01/32	35,469
68,466	4.786	09/01/32	68,319
575,738	4.798	09/01/32	582,565
1,521,464	5.205	09/01/32	1,496,844
208,227	5.360	09/01/32	213,776
85,101	5.581	09/01/32	85,498
177,087	5.358	10/01/32	179,878
152,029	6.467	10/01/32	155,752
761,279	4.888	12/01/32	760,975
32,257	5.844	12/01/32	32,713
1,496,138	4.648	01/01/33	1,501,350
872,845	4.952	01/01/33	875,335
2,305,309	4.895	02/01/33	2,276,526
2,780,193	4.487	03/01/33	2,773,062
11,224,140	4.720	03/01/33	11,154,402
9,305,657	4.744	03/01/33	9,188,704
168,269	4.033	04/01/33	165,472
1,088,016	4.817	04/01/33	1,088,093
1,850,730	4.701	05/01/33	1,832,330
4,681,980	3.880	07/01/33	4,608,477
1,200,358	3.916	07/01/33	1,175,969
2,577,857	4.000	07/01/33	2,533,571
223,690	5.325	08/01/33	226,548
3,646,114	3.851	10/01/33	3,586,797
9,797,527	3.963	12/01/33	9,675,579
345,845	4.318	01/01/34	338,486
85,026	6.353	02/01/34	87,371
5,144,624	4.703	10/01/34	5,057,590
2,787,837	4.364	04/01/35	2,700,828
3,558,192	4.675	10/01/35	3,500,442
58,305	4.964	05/01/36	58,459
25,771	6.304	11/01/38	26,401
306,831	5.434	06/01/40	302,332
75,226	5.543	06/01/40	75,967
1,584,821	6.224	07/01/40	1,605,905
52,488	5.343	02/01/41	52,980

			157,710,924

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) —10.9%
$7,513,002	4.000%	11/20/33	$7,399,789
10,166,123	3.750	02/20/34	9,918,542
5,566,542	3.750	04/20/34	5,408,605
27,390,075	4.500	08/20/34	26,977,306
5,017,548	4.750	08/20/34	4,964,590
8,470,003	4.500	12/20/34	8,363,764

			63,032,596

Adjustable Rate Non-Agency(a) — 6.3%
Bank of America Mortgage Securities Series 2002-J, Class A2
1,008,807	4.879	09/25/32	1,004,711
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
262,096	5.858	08/25/33	266,956
Countrywide Home Loans Series 2003-37, Class 1A1
194,116	4.233	08/25/33	193,673
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
3,367,594	5.100	03/25/33	3,341,635
Impac CMB Trust Series 2003-6, Class A
2,681,888	6.025	07/25/33	2,682,573
Indy Mac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
2,359,326	4.538	08/25/34	2,349,018
Sequoia Mortgage Trust Series 2004-10, Class A3A
4,817,701	5.550	11/20/34	4,821,051
Sequoia Mortgage Trust Series 8, Class 3A
3,879,289	6.935	08/20/32	3,910,850
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
6,996,927	4.976	10/25/35	6,993,470
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
10,471,083	5.092	03/25/36	10,382,406

			35,946,343

CMBS(a)(b)(c) — 1.4%
Interest Only — 1.4%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2
142,041,083	1.299	02/15/35	2,718,027
Salomon Brothers Mortgage Securities VII Series 2002-Key2, Class X2
88,598,000	2.043	03/18/36	5,382,470

TOTAL CMBS			$8,100,497

CMOs — 10.4%
Interest Only(c) — 0.1%
FHLMC Series 2586, Class NX
3,138,146	4.500	08/15/16	364,823
FNMA REMIC Trust Series 1990-145, Class B
2,328	4.194	12/25/20	48,429

			413,252

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(a) — 0.3%
FHLMC Series 1606, Class SC
$1,368,072	10.981%	11/15/08	$1,419,672
FNMA REMIC Trust Series 1996-20, Class SB
1,193,929	10.218	10/25/08	98,864

			1,518,536

Inverse Floating Rate — Interest Only(a)(c) — 0.0%
FNMA Series 1996-40, Class SG
1,403,649	9.150	03/25/09	117,284

PAC — 1.0%
FHLMC Series 1377, Class H
556,953	6.000	09/15/07	555,386
FHLMC Series 1692, Class PJ
24,205	6.500	04/15/23	24,150
FHLMC Series 2113, Class TE
3,228,151	6.000	01/15/14	3,254,862
FNMA REMIC Trust Series 1992-193, Class HD
792,772	7.000	11/25/07	794,775
FNMA REMIC Trust Series 1993-225, Class WC
1,321,606	6.500	12/25/13	1,349,033

			5,978,206

Regular Floater(a) — 4.1%
Collateralized Mortgage Securities Corp. Series N, Class 2
421,491	5.810	08/25/17	420,067
FHLMC Series 1509, Class F
3,640,543	6.375	04/15/08	3,656,047
FHLMC Series 1606, Class FC
5,022,498	4.784	11/15/08	4,976,723
FHLMC Series 1612, Class FD
524,168	4.784	11/15/08	519,076
FHLMC Series 1661, Class FD
3,962,694	6.875	01/15/09	4,000,036
FHLMC Series 1665, Class FA
151,432	4.680	06/15/23	150,372
FHLMC Series 1826, Class F
257,009	5.775	09/15/21	258,985
FNMA REMIC Trust Series 1993-190, Class F
2,996,245	4.934	10/25/08	2,973,192
FNMA REMIC Trust Series 1993-196, Class FD
259,555	4.784	10/25/08	257,067
FNMA REMIC Trust Series 1993-214, Class FA
777,499	6.206	12/25/08	782,381
FNMA REMIC Trust Series 1993-233, Class FA
652,831	4.784	12/25/08	649,366
FNMA Series 1993-231, Class FE
2,044,771	6.306	12/25/08	2,059,654
FNMA Series 1998-66, Class FC
465,634	5.869	11/17/28	469,433

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(a) — (continued)
FNMA Series 2001-70, Class OF
$2,314,002	6.335%	10/25/31	$2,373,769

			23,546,168

Sequential Fixed Rate — 4.4%
FHLMC Series 1216, Class GC
367,061	7.000	03/15/07	367,033
FHLMC Series 1246, Class J
92,280	7.500	05/15/07	92,195
FHLMC Series 1423, Class FF
2,189,904	7.000	12/15/07	2,184,154
FHLMC Series 1720, Class PJ
1,581,445	7.250	01/15/24	1,606,778
First Nationwide Trust Series 2001-4, Class 1A1
2,817,904	6.750	09/21/31	2,812,818
FNMA REMIC Trust Series 1993-014, Class A
1,693	6.000	02/25/08	1,689
FNMA REMIC Trust Series 1993-121, Class Z
8,940,848	7.000	07/25/23	9,198,598
FNMA REMIC Trust Series 1993-135, Class PG
711,568	6.250	07/25/08	710,399
FNMA REMIC Trust Series 1993-212, Class PC
790,145	4.500	09/25/08	786,607
FNMA REMIC Trust Series 1996-14, Class J
376,187	6.150	03/25/09	376,499
FNMA Series 1994-72, Class J
7,455,000	6.000	06/25/23	7,476,009

			25,612,779

Support — 0.5%
FHLMC Series 1639, Class M
2,639,591	6.000	12/15/08	2,638,106

TOTAL CMOS			$59,824,331

FHLMC — 4.8%
1,908,627	7.000	02/01/09	1,928,065
1,137,524	7.000	03/01/09	1,151,814
2,423,466	7.000	04/01/09	2,446,304
1,111,583	7.000	05/01/09	1,126,863
1,035,436	7.000	06/01/09	1,049,670
814,499	7.500	06/01/09	824,703
225,195	6.500	03/01/13	228,244
453,756	6.500	04/01/13	459,899
234,145	6.500	05/01/13	237,315
497,018	6.500	06/01/13	503,747
1,125,765	5.000	12/01/13	1,109,167
1,205,482	4.000	01/01/14	1,149,712
3,899,138	8.000	12/01/15	4,072,609
652,084	6.000	05/01/17	656,456
829,373	7.000	04/01/21	855,837
456,159	7.000	08/01/21	470,714
2,973,519	7.000	03/01/22	3,066,921
1,258,411	7.000	05/01/22	1,297,939
4,639,522	7.000	06/01/22	4,785,256

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$66,118	7.000%	12/01/25	$68,130

			27,489,365

FNMA — 13.4%
6,992,538	4.000	05/01/10	6,660,208
7,940,432	4.000	06/01/10	7,563,053
1,719,715	6.000	09/01/11	1,738,238
2,045,068	6.500	04/01/12	2,072,746
4,265,657	6.000	05/01/12	4,299,524
1,072,721	6.500	05/01/12	1,087,465
3,385,959	6.000	06/01/12	3,411,777
933,062	6.500	06/01/12	945,887
14,141,639	5.500	01/01/13	14,060,226
3,223,943	4.500	08/01/13	3,124,858
13,904,584	4.500	09/01/13	13,497,277
1,576,683	8.000	01/01/16	1,652,721
986,405	7.000	03/01/17	1,012,637
434,793	7.000	05/01/17	446,356
10,992,149	5.500	03/01/18	10,900,938
1,354,139	5.500	04/01/18	1,342,903
416,207	7.000	07/01/21	429,197
650,832	7.000	11/01/21	671,145
410,546	7.000	12/01/21	423,360
523,275	7.000	01/01/22	539,607
119,991	7.000	02/01/22	123,736
359,483	7.000	01/01/28	370,620
636,395	6.500	04/01/33	644,718

			77,019,197

GNMA — 0.0%
49,992	7.000	12/15/25	51,684
185,235	7.000	04/15/26	191,336

			243,020

TOTAL MORTGAGE-BACKED OBLIGATIONS			$472,757,552
Agency Debentures — 5.5%
FHLB
$17,000,000	4.625%	07/11/07	$16,879,232
FHLMC
15,000,000	4.500	08/22/07	14,851,515

TOTAL AGENCY DEBENTURES			$31,730,747
Asset-Backed Security(a) — 0.7%
Home Equity — 0.7%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
$3,861,333	5.589%	12/15/29	$3,871,447

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 4.1%
United States Treasury Bonds
$4,000,000	4.250%	08/15/13	$3,838,280
United States Treasury Inflation Protected Securities
1,653,570	1.875	07/15/13	1,598,084
2,629,824	2.000	01/15/14	2,556,476
2,498,184	1.875	07/15/15	2,391,811
2,142,210	2.000	01/15/16	2,067,149
1,602,816	2.500	07/15/16	1,616,627
United States Treasury Notes
800,000	4.500	02/15/16	770,562
United States Treasury Principal-Only STRIPS(d)
9,800,000	0.000	11/15/21	4,444,026
800,000	0.000	11/15/24	310,634
1,100,000	0.000	08/15/25	412,396
600,000	0.000	08/15/26	214,063
3,600,000	0.000	11/15/26	1,267,970
6,500,000	0.000	11/15/27	2,183,656

TOTAL U.S. TREASURY OBLIGATIONS			$23,671,734

TOTAL INVESTMENTS — 92.4%			$532,031,480

OTHER ASSETS IN EXCESS OF LIABILITIES — 7.6%			43,979,081

NET ASSETS — 100.0%			$576,010,561

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,100,497, which represents approximately 1.4% of net assets as of July 31, 2006.

(c) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:

CMBS	— Commercial Mortgage Backed Securities
CMOs	— Collateralized Mortgage Obligations
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

FUTURES CONTRACTS — At July 31, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	207	September 2006	$48,914,100	$(133,341)
Eurodollars	197	December 2006	46,565,875	(26,782)
Eurodollars	60	March 2007	14,196,000	4,296
Eurodollars	60	June 2007	14,212,500	5,796
U.S. Treasury Bonds	85	September 2006	9,203,906	57,554
2 Year U.S. Treasury Notes	77	September 2006	15,667,094	(1,394)
5 Year U.S. Treasury Notes	(1,122)	September 2006	(116,933,438)	(390,010)
10 Year U.S. Treasury Notes	(126)	September 2006	(13,359,937)	(57,370)

			$18,466,100	$(541,251)

SWAP CONTRACTS — At July 31, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC(a)	$28,220	02/16/2009	3 month LIBOR	5.05%	$144,443
Banc of America Securities LLC(a)	32,280	02/17/2009	3 month LIBOR	5.10%	135,077
JP Morgan Securities	30,000	02/17/2011	3 month LIBOR	5.09%	(13,843)
Banc of America Securities LLC(a)	30,390	02/17/2014	5.10%	3 month LIBOR	(650,888)
Banc of America Securities LLC(a)	34,720	02/17/2014	5.14%	3 month LIBOR	(665,965)
Banc of America Securities LLC	41,000	11/12/2019	3 month LIBOR	5.07%	2,072,443
Banc of America Securities LLC(a)	12,810	02/15/2022	3 month LIBOR	5.16%	636,899
Banc of America Securities LLC(a)	14,620	02/17/2022	3 month LIBOR	5.19%	595,724

TOTAL					$2,253,890

(a) Represents forward settling interest rate swap whose effective dates of commencement of accruals and cash flows occur in February 2007.

LIBOR—London Interbank Offered Rate

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows :

Tax Cost	$540,820,147

Gross unrealized gain	968,975
Gross unrealized loss	(9,757,642)

Net unrealized security loss	$(8,788,667)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — 54.4%
Adjustable Rate FHLMC(a) — 5.7%
$263,638	5.772	%(d)	05/01/18	$261,804
188,159	5.840		10/01/25	188,509
14,984,217	4.158		09/01/34	14,794,748
7,256,428	4.817		11/01/34	7,202,676
16,781,099	4.456		06/01/35	16,370,075
7,077,776	4.872		08/01/35	6,980,799
3,703,353	4.550		11/01/35	3,598,706

				49,397,317

Adjustable Rate FNMA(a) — 18.3%
533,923	5.654		11/01/17	536,447
601,730	4.766		02/01/18	607,496
305,298	1.834		02/25/18	281,619
386,711	10.000		02/25/18	433,156
298,599	6.614		06/01/18	306,161
620,694	6.153		03/01/19	626,544
508,074	6.326		05/01/20	521,329
649,451	5.845		12/01/20	654,065
265,912	5.905		01/01/23	270,705
19,858,735	5.435		11/25/28	19,865,759
13,124,519	5.511		08/01/29	13,260,275
454,826	5.586		07/01/32	453,940
680,405	5.609		07/01/32	674,708
1,613,482	5.302		01/01/33	1,607,535
11,820,627	4.232		05/01/33	11,626,824
2,044,313	3.957		08/01/33	1,998,210
6,783,798	4.874		08/01/33	6,800,987
4,557,642	3.851		10/01/33	4,483,496
8,560,112	4.420		02/01/34	8,443,458
4,692,024	4.263		03/01/34	4,580,390
5,712,710	2.953		05/01/34	5,589,118
2,792,296	3.020		05/01/34	2,731,711
6,994,954	4.222		06/01/34	6,972,139
5,015,140	4.282		07/01/34	5,000,590
8,333,966	4.703		10/01/34	8,192,976
6,990,985	4.779		10/01/34	6,965,140
4,457,850	4.592		12/01/34	4,430,325
7,183,963	5.044		03/01/35	7,080,431
8,896,741	4.364		04/01/35	8,619,073
7,507,761	4.684		04/01/35	7,329,242
2,383,625	4.335		05/01/35	2,355,850
9,148,598	4.743		08/01/35	8,943,563
6,448,489	4.724		10/01/35	6,270,996

				158,514,258

Adjustable Rate GNMA(a) — 7.1%
3,756,501	4.000		11/20/33	3,699,894
4,735,627	3.750		02/20/34	4,620,298
8,326,871	3.750		05/20/34	8,090,657
2,512,394	4.500		05/20/34	2,484,610
5,686,416	4.500		07/20/34	5,636,353
4,393,136	4.750		08/20/34	4,346,769
15,327,157	4.500		09/20/34	15,096,374
9,632,790	4.750		09/20/34	9,534,965
3,301,843	4.750		10/20/34	3,269,397
4,925,973	4.750		12/20/34	4,898,901

				61,678,218

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
CMOs — 9.3%
Interest Only(b) — 0.1%
FHLMC Series 2575, Class IB
$2,627,206	5.500%	08/15/30	$349,055
FHLMC Series 2586, Class NX
1,752,025	4.500	08/15/16	203,680

			552,735

Inverse Floaters(a) — 0.0%
FNMA REMIC Trust Series 1990-134, Class SC
69,946	13.491	11/25/20	83,280
GNMA Series 2001-59, Class SA
24,742	8.877	11/16/24	26,905

			110,185

IOette(b) — 0.0%
FHLMC Series 1161, Class U
1,697	1,172.807	11/15/21	3,042

PAC — 3.6%
FHLMC Series 1327, Class HA
265,971	7.500	07/15/07	265,380
FHLMC Series 1377, Class H
1,311,130	6.000	09/15/07	1,307,443
FHLMC Series 1475, Class K
463,183	7.000	02/15/08	461,961
FHLMC Series 1556, Class H
1,633,414	6.500	08/15/13	1,661,832
FHLMC Series 1601, Class PL
839,933	6.000	10/15/08	840,004
FHLMC Series 1606, Class H
1,406,205	6.000	11/15/08	1,406,190
FHLMC Series 1703, Class GB
3,359,717	6.500	02/15/09	3,359,217
FHLMC Series 1916, Class PC
3,700,000	6.750	12/15/11	3,768,598
FHLMC Series 2812, Class OA
1,412,038	5.000	08/15/20	1,404,902
FHLMC Series 3028, Class MB
8,495,756	5.000	12/15/26	8,408,455
FNMA Series 1993-118, Class J
310,640	6.500	06/25/08	309,661
FNMA Series 1993-207, Class G
1,565,881	6.150	04/25/23	1,569,145
FNMA Series 2005-87, Class CL
6,357,900	5.000	10/25/35	6,293,357
GNMA REMIC Trust Series 2002-45, Class QD
305,835	6.500	06/20/31	305,509

			31,361,654

PAC — Interest Only(b) — 0.0%
FHLMC Series 1587, Class HA
102,201	6.500	10/15/08	4,769

Principal Only(c) — 0.0%
FNMA REMIC Trust Series G92-28, Class A
3,061	0.000	05/25/07	3,026

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(a) — 1.4%
FHLMC
$2,964,132	0.000%	01/15/36	$2,823,165
FHLMC Series 3151, Class KY
3,986,711	0.000	05/15/36	4,117,416
FNMA Series 2001-60, Class OF
3,471,003	6.335	10/25/31	3,542,717
FNMA Series 2001-70, Class OF
1,735,501	6.335	10/25/31	1,780,327

			12,263,625

Sequential Fixed Rate — 3.7%
FHLMC Series 108, Class G
791,727	8.500	12/15/20	788,880
FHLMC Series 1429, Class G
373,148	7.000	11/15/07	372,175
FHLMC Series 1564, Class H
1,554,551	6.500	08/15/08	1,559,630
FHLMC Series 1655, Class K
9,055,676	6.500	01/15/09	9,075,278
FHLMC Series 1980, Class Z
2,893,017	7.000	07/01/27	2,970,364
FHLMC Series 2019, Class Z
2,888,816	6.500	12/15/27	2,942,139
FNMA REMIC Trust Series 1989-66, Class J
1,028,389	7.000	09/25/19	1,060,781
FNMA REMIC Trust Series 1990-16, Class E
617,921	9.000	03/25/20	661,964
FNMA REMIC Trust Series 1992-142, Class K
676,324	7.000	08/25/07	677,254
FNMA REMIC Trust Series 1992-33, Class K
1,877,351	8.500	03/25/18	1,960,346
FNMA REMIC Trust Series 1993-028, Class PJ
318,486	7.000	03/25/08	318,246
FNMA REMIC Trust Series 1993-052, Class J
1,631,727	6.500	04/25/08	1,630,778
FNMA REMIC Trust Series 1993-121, Class Z
4,967,138	7.000	07/25/23	5,110,332
FNMA REMIC Trust Series 1993-126, Class PG
1,665,097	6.500	07/25/08	1,669,818
FNMA REMIC Trust Series 1993-135, Class PG
813,221	6.250	07/25/08	811,885
GNMA REMIC Trust Series 1995-3, Class DQ
124,926	8.050	06/16/25	131,425

			31,741,295

TAC — 0.5%
FNMA REMIC Trust Series 1994-18, Class D
3,917,861	6.750	02/25/24	3,943,381

TOTAL CMOS			$79,983,712

FHLMC — 4.5%
5,828,172	4.500	05/01/08	5,646,237
23,781	7.000	01/01/09	24,108

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$25,899	7.000%	02/01/09	$26,254
19,565	7.000	03/01/09	19,749
33,784	7.000	04/01/09	34,221
54,527	7.000	05/01/09	55,277
4,063	6.500	05/01/10	4,116
40,760	6.500	06/01/10	41,192
566,705	6.500	07/01/10	572,719
82,243	7.000	07/01/10	83,374
934	6.500	08/01/10	944
111,231	7.000	01/01/11	112,279
52,219	7.000	12/01/12	53,128
192,791	6.500	01/01/13	195,401
140,849	6.500	04/01/13	142,756
277,359	6.500	05/01/13	281,114
130,308	6.500	06/01/13	132,072
97,981	6.500	10/01/13	99,308
1,688,648	5.000	12/01/13	1,663,751
1,808,223	4.000	01/01/14	1,724,567
8,053,459	5.000	10/01/14	7,928,269
16,508,760	4.500	03/01/15	15,956,174
106,009	8.500	10/01/15	111,675
1,349,183	8.000	12/01/15	1,409,207
57,535	7.000	03/01/16	59,108
2,341,091	7.000	04/01/22	2,414,628
53,305	7.500	01/01/31	55,046

			38,846,674

FNMA — 9.4%
1,970	7.000	11/01/07	1,975
44,720	7.000	12/01/07	44,835
1,241	7.000	05/01/08	1,250
6,086	7.000	08/01/08	6,101
369,777	7.000	09/01/08	372,478
8,489	7.000	12/01/09	8,538
8,490,938	4.000	05/01/10	8,087,396
69,475	8.500	05/01/10	71,345
8,999,157	4.000	06/01/10	8,571,461
1,075	7.000	06/01/10	1,082
6,434	7.000	08/01/10	6,532
3,511	7.000	01/01/11	3,537
56,865	7.000	07/01/11	57,710
996	7.000	11/01/11	1,003
5,755,471	5.500	01/01/13	5,722,302
3,223,943	4.500	08/01/13	3,124,858
16,798,710	4.500	09/01/13	16,306,533
8,933,882	4.000	11/01/13	8,521,250
78,603	6.000	01/01/14	79,100
232,761	6.000	03/01/14	234,233
28,218	5.500	04/01/14	27,758
11,916	8.500	09/01/15	12,598
284,057	8.500	10/01/15	300,325
76,093	8.500	12/01/15	80,343
1,636,735	5.500	01/01/17	1,624,589
533,035	5.500	03/01/18	528,829
1,407,879	5.500	07/01/18	1,396,198
701,535	5.500	08/01/18	695,714
1,017,966	5.500	09/01/18	1,009,519
2,870,875	5.500	12/01/18	2,849,455
5,895,428	5.500	01/01/19	5,851,679

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$2,957,064	5.500%		05/01/19	$2,935,120
204,957	7.000		11/01/19	211,484
218,296	8.000		02/01/31	228,929
4,565,146	6.000		03/01/33	4,546,535
7,635,613	6.500		04/01/33	7,735,477

				81,258,071

GNMA — 0.1%
73,947	6.500		06/15/08	74,308
32,228	6.500		07/15/08	32,386
101,036	6.500		08/15/08	101,527
56,982	6.500		09/15/08	57,260
12,433	6.500		10/15/08	12,493
3,236	6.500		11/15/08	3,252
11,918	9.000		12/15/08	12,277
6,669	6.500		01/15/09	6,723
26,283	9.000		01/15/09	27,375
923	6.500		03/15/09	928
4,093	6.500		04/15/09	4,126
55,181	6.500		05/15/09	55,624
6,764	6.500		07/15/09	6,818
13,183	6.500		11/15/09	13,289
6,127	9.000		01/15/10	6,434
41,356	9.000		07/15/12	44,005

				458,825

TOTAL MORTGAGE-BACKED OBLIGATIONS				$470,137,075

Agency Debentures — 35.5%
FHLB
$10,000,000	2.000	%(a)	06/11/07	$9,789,790
9,000,000	4.125		09/06/07	8,881,200
15,000,000	3.923	(a)	09/07/07	14,807,394
23,880,000	4.250		09/26/07	23,578,682
21,500,000	4.000	(a)	12/03/07	20,931,592
39,000,000	4.800		05/02/08	38,684,685
7,000,000	3.790		11/28/08	6,779,087
FHLMC
4,380,000	3.000		12/15/06	4,339,722
10,000,000	2.415		04/12/07	9,794,240
40,900,000	4.500		04/18/07	40,593,536
9,500,000	2.550		04/19/07	9,308,166
5,000,000	3.500		04/15/08	4,855,670
19,000,000	4.480		09/19/08	18,694,953
FNMA
19,000,000	3.550		01/12/07	18,837,778
10,000,000	3.550		11/16/07	9,777,790
9,700,000	3.650		11/30/07	9,491,188
35,000,000	4.200		03/24/08	34,350,190
20,900,000	4.500		08/04/08	20,604,976
Small Business Administration
394,566	7.200		06/01/17	408,979
717,000	6.300		05/01/18	731,625
890,061	6.300		06/01/18	908,439

TOTAL AGENCY DEBENTURES				$306,149,682

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 2.7%
United States Treasury Bonds
$2,400,000	4.875%	05/15/09	$2,396,813
United States Treasury Inflation Protected Securities
2,314,998	1.875	07/15/13	2,237,318
3,835,160	2.000	01/15/14	3,728,194
3,330,912	1.875	07/15/15	3,189,082
2,958,290	2.000	01/15/16	2,854,634
2,305,888	2.500	07/15/16	2,323,902
United States Treasury Notes
7,100,000	4.500	02/15/16	6,838,741

TOTAL U.S. TREASURY OBLIGATIONS			$23,568,684

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 92.6%
			$799,855,441

Repurchase Agreement(e) — 5.7%
Joint Repurchase Agreement Account II
$48,800,000	5.282%	08/01/06	$48,800,000
Maturity Value: $48,807,160

TOTAL INVESTMENTS — 98.3%			$848,655,441

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%			14,663,719

NET ASSETS — 100.0%			$863,319,160

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(e) Joint repurchase agreement was entered into on July 31, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CMOs	— Collateralized Mortgage Obligations
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TAC	— Target Amortization Class

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

FUTURES CONTRACTS — At July 31, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	200	March 2007	$47,320,000	$21,820
Eurodollars	438	June 2007	103,751,250	(487,902)
Eurodollars	398	September 2007	94,345,900	(370,369)
Eurodollars	188	December 2007	44,574,800	(1,914)
2 Year U.S. Treasury Notes	1,426	September 2006	290,146,438	6,641
5 Year U.S. Treasury Notes	(607)	September 2006	(63,260,781)	(358,707)
10 Year U.S. Treasury Notes	57	September 2006	6,043,781	89,934
20 Year U.S. Treasury Bonds	80	September 2006	8,662,500	157,901

			$531,583,888	$(942,596)

SWAP CONTRACTS — At July 31, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC(a)	$36,390	02/16/2009	3 month LIBOR	5.05%	$186,261
Banc of America Securities LLC(a)	41,710	02/17/2009	3 month LIBOR	5.10%	174,538
JP Morgan Securities	55,000	02/17/2011	3 month LIBOR	5.09%	(25,379)
Banc of America Securities LLC(a)	39,180	02/17/2014	5.10%	3 month LIBOR	(839,151)
Banc of America Securities LLC(a)	44,870	02/17/2014	5.14%	3 month LIBOR	(860,652)
JP Morgan Securities	50,000	03/07/2016	3 month LIBOR	5.18%	672,236
Banc of America Securities LLC(a)	16,520	02/15/2022	3 month LIBOR	5.16%	768,256
Banc of America Securities LLC(a)	18,900	02/17/2022	3 month LIBOR	5.19%	823,351

TOTAL					$899,460

(a) Represents forward settling interest rate swaps whose effective dates of commencement of accruals and cash flows occur in February 2007.

LIBOR—London Interbank Offered Rate

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows :

Tax Cost	$856,635,675

Gross unrealized gain	2,544,435
Gross unrealized loss	(10,524,669)

Net unrealized security loss	$(7,980,234)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 66.8%
Adjustable Rate FHLMC(a) — 2.2%
$8,810,486	3.502%	09/01/33	$8,439,220
6,015,590	4.583	08/01/35	5,869,664

			14,308,884

Adjustable Rate FNMA(a) — 4.8%
19,858,735	5.435	11/25/28	19,865,759
272,610	4.487	03/01/33	271,911
4,557,642	3.851	10/01/33	4,483,495
6,615,237	4.329	01/01/35	6,398,567

			31,019,732

Adjustable Rate GNMA(a) — 2.4%
259,864	4.375	06/20/23	259,640
128,207	4.750	07/20/23	128,305
130,845	4.750	08/20/23	130,948
339,932	4.750	09/20/23	340,201
97,523	5.375	03/20/24	97,840
914,463	4.375	04/20/24	913,659
122,806	4.375	05/20/24	122,729
914,536	4.375	06/20/24	914,099
495,476	4.750	07/20/24	496,489
682,560	4.750	08/20/24	683,684
232,752	4.750	09/20/24	233,034
257,880	5.125	11/20/24	259,282
227,024	5.125	12/20/24	228,313
192,693	5.375	01/20/25	193,645
99,706	5.375	02/20/25	100,203
325,905	4.375	05/20/25	326,256
206,983	4.750	07/20/25	207,632
145,951	5.375	02/20/26	146,514
6,379	4.750	07/20/26	6,392
387,286	5.375	01/20/27	389,096
138,425	5.375	02/20/27	138,990
1,119,281	4.375	04/20/27	1,119,392
122,476	4.375	05/20/27	122,446
145,612	4.375	06/20/27	145,567
37,721	5.125	11/20/27	37,890
164,048	5.125	12/20/27	164,782
331,591	5.375	01/20/28	332,997
128,528	5.250	02/20/28	128,469
131,573	5.375	03/20/28	132,135
963,705	4.500	07/20/29	961,570
335,222	4.500	08/20/29	334,482
152,014	4.500	09/20/29	151,569
409,727	5.125	10/20/29	411,762
497,617	5.125	11/20/29	500,007
145,967	5.125	12/20/29	146,683
193,443	5.250	01/20/30	193,453
97,636	5.250	02/20/30	97,640
347,347	5.250	03/20/30	347,344
655,593	4.375	04/20/30	656,417
1,608,689	4.375	05/20/30	1,611,784
149,680	4.375	06/20/30	149,920
1,242,707	4.500	07/20/30	1,241,764
170,076	4.500	09/20/30	169,962
357,855	4.875	10/20/30	356,898

			15,831,884

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — 10.1%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
$131,048	5.858%	08/25/33	$133,478
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
5,237,079	5.708	11/20/35	5,256,454
Countrywide Home Loans Series 2003-37, Class 1A1
194,116	4.233	08/25/33	193,673
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
587,371	5.100	03/25/33	582,843
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
1,790,071	5.680	11/19/35	1,795,746
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
2,124,926	5.610	01/19/36	2,129,746
Impac CMB Trust Series 2004-8, Class 1A
1,766,085	5.745	10/25/34	1,774,677
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
713,913	5.765	11/25/34	716,688
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
3,773,200	5.439	11/25/29	3,772,471
Sequoia Mortgage Trust Series 2004-09, Class A2
2,391,883	5.416	10/20/34	2,393,971
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
284,931	4.655	02/25/34	287,302
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
2,447,933	4.436	05/25/34	2,434,195
Structured Asset Securities Corp. Series 2003-24A, Class 1A3
1,261,224	5.000	07/25/33	1,252,852
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
1,978,608	4.700	11/25/33	1,951,239
Washington Mutual Series 2005-AR11, Class A1A
5,235,723	5.705	08/25/45	5,251,480
Washington Mutual Series 2005-AR13, Class A1A1
8,090,030	5.675	10/25/45	8,138,853
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
6,219,490	4.976	10/25/35	6,216,417
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3
8,894,315	5.000	10/25/35	8,744,883
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
13,326,833	5.092	03/25/36	13,213,971

			66,240,939

CMBS — 4.9%
Interest Only(a)(b) — 2.0%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
10,000,000	5.354	09/10/47	9,683,896
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(c)
19,672,042	1.421	03/13/40	830,768
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP(c)
12,736,999	1.765	05/15/38	612,299

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only (a)(b)— (continued)
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2(c)
$21,988,469	1.173%	01/15/38	$726,627
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(c)
23,010,567	1.665	02/11/36	1,126,031

			12,979,621

Sequential Fixed Rate — 2.9%
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
573,676	5.550	01/17/35	579,404
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
9,500,000	7.202	10/15/32	10,029,898
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
8,000,000	6.278	11/15/39	8,242,392

			18,851,694

TOTAL CMBS			$31,831,315

CMOs — 4.7%
Interest Only(b) — 1.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust(a)
10,000,000	5.226	07/15/44	9,714,290
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
1,018,029	0.371	10/25/33	5,574
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
170,353	5.500	06/25/33	11,301
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
307,632	0.782	07/25/33	2,376
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
350,115	0.605	08/25/33	2,549
FNMA Series 151, Class 2
31,261	9.500	07/25/22	8,282
FNMA Series 2004-47, Class EI(a)(d)
3,954,604	0.000	06/25/34	212,560
FNMA Series 2004-62, Class DI(a)(d)
1,735,610	0.000	07/25/33	96,001
FNMA Series 2004-71, Class DI(a)(d)
2,912,628	0.000	04/25/34	144,026
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
112,521	0.679	08/25/33	1,301
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
40,212	1.158	07/25/33	705
Washington Mutual Series 2003-AR04, Class X1(a)
2,490,060	1.181	01/25/08	32,213
Washington Mutual Series 2003-AR07, Class X(a)
1,412,673	0.942	06/25/08	16,921
Washington Mutual Series 2003-AR12, Class X(a)
6,332,387	0.486	02/25/34	47,780

			10,295,879

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(a) — 0.1%
FHLMC Series 1760, Class ZB
$300,173	4.470%	05/15/24	$289,810
GNMA Series 2001-48, Class SA
103,760	9.165	10/16/31	112,748
GNMA Series 2001-51, Class SA
82,196	9.403	10/16/31	89,685
GNMA Series 2001-51, Class SB
103,148	9.165	10/16/31	111,428
GNMA Series 2001-59, Class SA
88,005	9.003	11/16/24	95,696
GNMA Series 2002-13, Class SB
353,761	12.693	02/16/32	427,753

			1,127,120

PAC — 0.3%
FHLMC Series 2590, Class NV
2,000,000	5.000	03/15/18	1,926,428

Principal Only(d) — 1.1%
FHLMC Series 235, Class PO
4,861,738	0.000	02/01/36	3,397,127
FNMA REMIC Trust Series G-35, Class N
27,164	0.000	10/25/21	22,245
FNMA Series 363, Class 1
5,280,787	0.000	11/01/35	3,720,732

			7,140,104

Sequential Fixed Rate — 1.6%
FHLMC Series 2329, Class ZA
5,771,789	6.500	06/15/31	5,890,633
FNMA REMIC Trust Series 1993-78, Class H
42,921	6.500	06/25/08	43,051
FNMA REMIC Trust Series 1994-42, Class ZQ
3,391,143	7.000	04/25/24	3,487,878
FNMA Series 2001-53, Class GH
862,451	8.000	09/25/16	902,619

			10,324,181

TOTAL CMOS			$30,813,712

FHLMC — 20.2%
2,115,991	5.500	12/01/08	2,098,797
181,201	7.000	06/01/09	183,692
1,425,464	6.500	12/01/13	1,444,763
38,693	6.500	02/01/14	39,216
5,478,585	7.500	11/01/14	5,726,219
23,022	7.000	02/01/15	23,665
2,527,439	5.500	07/01/15	2,510,262
248,243	8.000	07/01/15	261,880
36,017	7.000	01/01/16	37,001
89,933	7.000	02/01/16	92,391
585,372	5.500	05/01/18	580,668
3,376,029	5.500	06/01/18	3,348,900
12,675,080	4.500	12/01/18	12,105,959
1,584,018	5.000	12/01/18	1,540,063
14,802,222	4.000	06/01/19	13,803,665

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$9,121,984	4.500%	06/01/19	$8,712,400
741,000	5.000	06/01/19	720,058
7,392,689	5.000	11/01/19	7,187,550
31,981	6.500	08/01/22	32,483
1,891,459	4.500	10/01/23	1,775,065
7,390,113	5.500	11/01/23	7,267,829
23,072	7.500	03/01/27	23,829
1,248,877	6.500	07/01/28	1,265,123
6,697,835	6.500	12/01/29	6,815,533
19,457	8.000	07/01/30	20,507
58,755	7.500	12/01/30	60,673
6,184	7.500	01/01/31	6,386
516,252	7.000	04/01/31	532,963
317,519	6.500	07/01/31	323,099
2,070,188	6.000	05/01/33	2,064,036
54,000,000	4.500 (g)	TBA-15yr	51,570,000

			132,174,675

FNMA — 17.5%
5,258,941	6.255	12/01/08	5,302,863
816,208	5.500	05/01/09	806,517
634,237	4.500	03/01/13	615,731
283,144	4.500	05/01/13	274,710
367,444	4.000	06/01/13	351,105
593,050	4.500	06/01/13	575,198
493,212	4.000	07/01/13	471,062
613,228	4.500	07/01/13	594,568
681,912	4.000	08/01/13	651,328
290,235	4.500	08/01/13	281,315
997,597	4.000	09/01/13	951,999
1,209,095	4.500	09/01/13	1,171,591
2,021,882	4.000	10/01/13	1,929,426
980,883	4.000	04/01/14	933,236
4,828,315	5.500	09/01/14	4,791,258
148,900	7.000	03/01/15	151,988
49,631	8.000	01/01/16	52,102
794,241	5.000	11/01/17	774,824
26,719,486	5.000	12/01/17	26,066,271
4,855,626	5.000	01/01/18	4,736,919
6,040,735	5.000	02/01/18	5,892,458
5,321,961	5.000	03/01/18	5,186,544
322,260	4.500	04/01/18	308,651
1,949,069	5.000	04/01/18	1,899,474
702,024	5.000	05/01/18	684,161
1,568,094	4.500	06/01/18	1,501,870
3,218,414	5.000	06/01/18	3,136,703
149,216	5.000	07/01/18	145,419
12,753,761	4.000	08/01/18	11,931,788
132,746	5.000	08/01/18	129,368
1,842,483	5.000	09/01/18	1,795,392
9,402,476	5.000	10/01/18	9,162,165
4,507,666	5.000	11/01/18	4,392,969
1,891,720	5.500	12/01/18	1,877,681
3,603,763	5.000	04/01/19	3,512,065
3,873,703	5.000	06/01/19	3,775,137
6,614,325	4.500	10/01/23	6,164,970
63,435	6.500	10/01/28	64,535
61,154	6.500	11/01/28	62,213

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$27,427	7.500%	07/01/29	$28,323
1,865	7.500	08/01/29	1,926
12,330	7.500	10/01/29	12,733
132	7.500	01/01/30	137
4,138	7.500	02/01/30	4,273
937,570	7.000	07/01/31	961,363
15,517	6.500	01/01/34	15,755

			114,132,084

TOTAL MORTGAGE-BACKED OBLIGATIONS			$436,353,225

Agency Debentures — 19.1%
FFCB
$6,838,000	4.100%	07/21/08	$6,691,927
10,000,000	4.200	02/23/09	9,756,420
11,000,000	4.450	06/11/09	10,778,240
7,000,000	7.375	02/09/10	7,488,397
9,000,000	4.750	11/06/12	8,732,439
FHLB
4,510,000	2.100	10/13/06	4,479,269
1,000,000	5.680 (e)	12/03/07	1,004,166
2,000,000	3.375	02/15/08	1,943,283
15,560,000	4.100	06/13/08	15,240,009
3,900,000	3.500	02/13/09	3,738,381
1,500,000	7.625	05/14/10	1,618,943
8,400,000	4.500	09/14/12	8,032,782
FHLMC
10,390,000	4.250	06/23/08	10,203,292
11,000,000	4.480	09/19/08	10,823,394
FNMA
6,500,000	3.125	03/16/09	6,161,317
5,000,000	6.625	09/15/09	5,196,950
1,200,000	6.000	05/15/11	1,236,136
New Valley Generation II
3,416,362	5.572	05/01/20	3,351,475
Small Business Administration
574,939	6.700	12/01/16	589,599
502,301	7.150	03/01/17	519,324
362,944	7.500	04/01/17	377,727
195,788	7.300	05/01/17	203,185
154,742	6.800	08/01/17	159,191
358,500	6.300	05/01/18	365,812
356,024	6.300	06/01/18	363,376
Tennessee Valley Authority(e)
6,000,000	4.875	12/15/06	5,985,400

TOTAL AGENCY DEBENTURES			$125,040,434

Asset-Backed Securities — 3.0%
Home Equity(a) — 2.8%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class A1B
$2,542,343	5.535%	05/25/35	$2,542,739
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
2,476,587	5.745	10/25/34	2,477,060
Countrywide Home Equity Loan Trust Series 2004-I, Class A
1,770,848	5.620	02/15/34	1,776,103

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity(a) — (continued)
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
$1,965,859	5.630%	12/15/33	1,971,495
Countrywide Home Equity Loan Trust Series 2005-B, Class 2A
2,107,566	5.510	05/15/35	2,109,544
Master Asset Backed Securities Trust Series 2005-WMC1, Class A4
5,539,526	5.575	03/25/35	5,542,248
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2
1,415,896	5.725	12/25/34	1,420,985
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2
572,479	5.735	08/25/34	573,643

			18,413,817

Lease — 0.1%
CPS Auto Trust Series 2002-A, Class A2
547,378	4.814	12/15/08	545,838

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
308,750	8.330	04/01/30	318,176

TOTAL ASSET-BACKED SECURITIES			$19,277,831

U.S. Treasury Obligations — 6.8%
United States Treasury Bonds
$15,200,000	4.875%	07/31/11	$15,178,629
United States Treasury Inflation Protected Securities
1,874,046	1.875	07/15/13	1,811,162
3,725,584	2.000	01/15/14	3,621,674
3,330,912	1.875	07/15/15	3,189,082
1,632,160	2.000	01/15/16	1,574,971
701,792	2.500	07/15/16	707,274
United States Treasury Principal-Only STRIPS(d)
27,000,000	0.000	02/15/19	14,200,109
6,100,000	0.000	11/15/22	2,622,329
2,500,000	0.000	11/15/24	970,730
1,700,000	0.000	11/15/26	598,764

TOTAL U.S. TREASURY OBLIGATIONS			$44,474,724

Insured Revenue Bonds — 1.2%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$2,370,280
Sales Tax Asset Receivable Taxable Series B (FSA)
5,500,000	3.600	10/15/08	5,301,285

TOTAL INSURED REVENUE BONDS			$7,671,565

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 96.9%
			$632,817,779

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(f) — 7.6%
Joint Repurchase Agreement Account II
$49,700,000	5.282%	08/01/06	$49,700,000
Maturity Value: $49,707,292

TOTAL INVESTMENTS — 104.5%			$682,517,779

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%			(29,341,595)

NET ASSETS — 100.0%			$653,176,184

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,295,725, which represents approximately 0.5% of net assets as of July 31, 2006.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(f) Joint repurchase agreement was entered into on July 31, 2006. Additional information appears in the Notes to the Schedule of Investments section.

(g) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $51,570,000 which represents approximately 7.9% of net assets as of July 31, 2006.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CMBS	— Commercial Mortgage Backed Securities
CMOs	— Collateralized Mortgage Obligations
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
MBIA	— Insured by Municipal Bond Investors Assurance
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

FUTURES CONTRACTS — At July 31, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	78	December 2006	$18,437,250	$(237,252)
U.S. Treasury Bonds	1,031	September 2006	111,637,969	984,913
2 Year U.S. Treasury Notes	417	September 2006	84,846,469	16,404
5 Year U.S. Treasury Notes	(763)	September 2006	(79,518,906)	(751,799)
10 Year U.S. Treasury Notes	(304)	September 2006	(32,233,500)	(186,101)

			$103,169,282	$(173,835)

SWAP CONTRACTS — At July 31, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain(Loss)

Banc of America Securities LLC	$20,000	12/25/2006	3.43%	3 month LIBOR	$(219,630)
Banc of America Securities LLC	30,000	04/07/2008	4.34%	3 month LIBOR	(232,579)
Banc of America Securities LLC(a)	41,110	02/16/2009	3 month LIBOR	5.05%	210,420
Banc of America Securities LLC(a)	47,220	02/17/2009	3 month LIBOR	5.10%	197,595
Banc of America Securities LLC	35,000	09/02/2010	4.31%	3 month LIBOR	(1,052,286)
Banc of America Securities LLC	25,000	10/06/2010	4.70%	3 month LIBOR	(375,606)
Banc of America Securities LLC(a)	50,790	02/17/2014	5.14%	3 month LIBOR	(974,203)
Banc of America Securities LLC(a)	44,270	02/17/2014	5.10%	3 month LIBOR	(948,167)
Banc of America Securities LLC	30,000	12/09/2014	4.64%	3 month LIBOR	(1,750,367)
Banc of America Securities LLC	9,000	05/25/2015	4.53%	3 month LIBOR	(629,826)
JP Morgan Securities	30,000	03/07/2016	3 month LIBOR	5.18%	398,091
Banc of America Securities LLC	43,000	11/02/2019	3 month LIBOR	4.87%	3,008,053
Banc of America Securities LLC	35,000	11/12/2019	3 month LIBOR	5.07%	1,010,947
Banc of America Securities LLC(a)	18,660	02/15/2022	3 month LIBOR	5.16%	867,776
Banc of America Securities LLC(a)	21,390	02/17/2022	3 month LIBOR	5.19%	931,824
Banc of America Securities LLC	13,200	04/09/2035	5.27%	3 month LIBOR	(559,562)

TOTAL					$(117,520)

(a) Represents forward starting interest rate swap whose effective dates of commencement of accruals and cash flows occurs in February 2007.

LIBOR—London Interbank Offered Rate

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows :

Tax Cost	$704,543,722

Gross unrealized gain	2,348,523
Gross unrealized loss	(24,374,466)

Net unrealized security loss	$(22,025,943)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 112.9%
Adjustable Rate FHLMC(a) — 0.2%
$1,074,943	4.262%	04/01/33	$1,056,057

Adjustable Rate FNMA(a) — 3.7%
44,787	4.854	07/01/22	44,792
60,790	5.009	07/01/27	60,904
110,169	5.009	11/01/27	110,375
18,209	5.009	01/01/31	18,264
31,783	5.009	06/01/32	31,872
46,117	4.854	08/01/32	46,240
4,308,532	4.479	05/01/33	4,223,800
119,139	4.854	05/01/33	119,439
812,598	4.848	06/01/33	801,406
2,734,585	3.851	10/01/33	2,690,097
1,024,562	4.387	12/01/33	1,008,516
1,725,568	4.601	08/01/34	1,699,768
6,275,000	4.583	02/01/35	6,121,307
51,498	5.009	11/01/35	51,634
241,067	5.009	12/01/37	241,717
102,436	5.009	01/01/38	102,715
83,638	5.009	11/01/40	83,869

			17,456,715

Adjustable Rate GNMA(a) — 1.6%
112,214	4.375	06/20/23	112,117
56,981	4.750	07/20/23	57,025
58,153	4.750	08/20/23	58,199
151,081	4.750	09/20/23	151,200
42,112	5.375	03/20/24	42,249
394,881	4.375	04/20/24	394,535
53,030	4.375	05/20/24	52,997
394,913	4.375	06/20/24	394,724
220,211	4.750	07/20/24	220,662
303,360	4.750	08/20/24	303,859
103,445	4.750	09/20/24	103,570
111,357	5.125	11/20/24	111,963
98,033	5.125	12/20/24	98,589
83,208	4.375	01/20/25	83,619
43,055	5.375	02/20/25	43,270
140,731	4.375	05/20/25	140,883
91,992	4.750	07/20/25	92,281
63,024	5.375	02/20/26	63,268
2,835	4.750	07/20/26	2,841
167,237	5.375	01/20/27	168,019
59,775	5.375	02/20/27	60,018
483,326	4.375	04/20/27	483,374
52,887	4.375	05/20/27	52,874
62,878	4.375	06/20/27	62,859
15,909	5.125	11/20/27	15,980
70,839	5.125	12/20/27	71,156
143,187	5.375	01/20/28	143,794
57,123	5.250	02/20/28	57,097
56,816	5.375	03/20/28	57,058
428,313	4.500	07/20/29	427,365
148,988	4.500	08/20/29	148,658
67,562	4.500	09/20/29	67,364
176,928	5.125	10/20/29	177,807
214,880	5.125	11/20/29	215,912

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) — (continued)
$63,031	5.125%	12/20/29	$63,341
85,975	5.250	01/20/30	85,979
43,394	5.250	02/20/30	43,395
154,376	5.250	03/20/30	154,375
283,096	4.375	04/20/30	283,453
694,662	4.375	05/20/30	695,998
64,634	4.375	06/20/30	64,738
552,314	4.500	07/20/30	551,895
75,589	4.500	09/20/30	75,539
154,528	4.875	10/20/30	154,115
720,851	4.500	12/20/34	711,810

			7,621,824

Adjustable Rate Non-Agency(a) — 23.6%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
248,852	5.755	10/25/34	249,388
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
5,000,000	5.354	09/10/47	4,841,948
Bear Stearns Alt-A Trust Series 2004-3, Class A1
259,651	5.705	04/25/34	259,848
Countrywide Alternative Loan Trust Series 2005-38, Class A3
3,829,574	5.735	09/25/35	3,850,369
Countrywide Alternative Loan Trust Series 2005-51, Class 1A1
2,572,777	5.698	11/20/35	2,585,907
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
2,380,490	5.708	11/20/35	2,389,297
Countrywide Alternative Loan Trust Series 2005-62, Class 1A1
4,704,977	5.685	12/25/35	4,726,151
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
5,000,000	5.511	11/10/45	4,889,837
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
4,475,178	5.680	11/19/35	4,489,365
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
2,437,391	5.648	10/20/45	2,446,571
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,416,617	5.610	01/19/36	1,419,831
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
5,866,645	5.620	01/19/36	5,868,179
Impac CMB Trust Series 2004-6, Class 1A2
1,124,611	5.775	10/25/34	1,127,211
Impac CMB Trust Series 2004-8, Class 1A
662,282	5.745	10/25/34	665,504
Impac CMB Trust Series 2005-6, Class 1A1
3,977,675	5.635	10/25/35	3,981,571
Impac Secured Assets Corp. Series 2005-2, Class A1W
4,492,964	5.635	03/25/36	4,498,637
Impac Secured Assets Corp. Series 2004-3, Class 1A4
577,658	5.785	11/25/34	579,973
Lehman XS Trust Series 2005-5N, Class 3A1A
2,983,507	5.685	11/25/35	2,986,006
Lehman XS Trust Series 2005-9N, Class 1A1
5,236,318	5.655	02/25/36	5,242,864
Lehman XS Trust Series 2006-2N, Class 1A1
3,669,881	5.645	02/25/46	3,676,950
Mortgage IT Trust Series 2005-5, Class A1
1,814,256	5.645	12/25/35	1,813,319
Mortgage IT Trust Series 2005-AR1, Class 1A1
4,189,092	5.635	11/25/35	4,201,700
Residential Accredit Loans, Inc. Series 2005-Q04, Class 2A1
4,158,242	5.665	12/25/45	4,174,220
Sequoia Mortgage Trust Series 2004-09, Class A2
1,471,928	5.416	10/20/34	1,473,213

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Structured Adjustable Rate Mortgage Loan Series 2004-19, Class 2A2
$434,409	6.342%	01/25/35	$438,737
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
1,606,641	4.725	06/25/34	1,580,848
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
98,931	4.700	11/25/33	97,562
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
364,691	4.520	12/25/33	362,188
Washington Mutual Series 2005-AR11, Class A1A
2,991,842	5.705	08/25/45	3,000,846
Washington Mutual Series 2005-AR13, Class A1A1
4,045,015	5.675	10/25/45	4,069,426
Washington Mutual Series 2005-AR15, Class A1A1
5,574,856	5.645	11/25/45	5,591,403
Washington Mutual Series 2005-AR17, Series A1A1
5,054,274	5.655	12/25/45	5,052,708
Washington Mutual Series 2005-AR19, Class A1A1
5,220,592	5.655	12/25/45	5,231,226
Washington Mutual Series 2005-AR8, Class 2A1A
4,322,499	5.675	07/25/45	4,331,214
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
3,109,745	4.976	10/25/35	3,108,209
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
6,663,417	5.092	03/25/36	6,606,985

			111,909,211

CMBS — 6.2%
Interest Only(a)(b)(c) — 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
5,559,490	1.421	03/13/40	234,783
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
5,774,749	1.173	01/15/38	190,831
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
6,078,263	1.665	02/11/36	297,442

			723,056

Sequential Fixed Rate — 6.1%
Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A4
4,000,000	5.115	10/10/45	3,833,201
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-PW10, Class A4
5,000,000	5.405	12/11/40	4,895,232
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-C02, Class A4
3,500,000	5.545	01/15/46	3,421,859
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
320,302	6.550	01/17/35	323,501

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A2
$371,139	5.969%	03/15/26	$371,921
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
2,000,000	4.954	09/15/30	1,901,060
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
2,000,000	5.197	11/15/30	1,932,911
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
3,500,000	5.156	02/15/31	3,355,488
Morgan Stanley Capital I Series 2006-T21, Class A4
5,000,000	5.162	10/12/52	4,809,041
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
4,000,000	5.370	10/15/44	3,877,870

			28,722,084

TOTAL CMBS			$29,445,140

CMOs — 4.6%
Interest Only(b) — 0.1%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
67,730	5.500	04/25/33	7,140
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
447,371	5.500	06/25/33	51,309
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
663,932	0.371	10/25/33	3,635
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)
395,935	0.000	11/25/32	238
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
10,863	5.500	04/25/33	637
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
9,187	5.750	05/25/33	426
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
34,071	5.500	06/25/33	2,260
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
497,904	5.250	07/25/33	52,866
FHLMC Series 2575, Class IB
291,912	5.500	08/15/30	38,784
FNMA Series 2004-47, Class EI(a)(d)
1,776,706	0.000	06/25/34	95,498
FNMA Series 2004-62, Class DI(a)(d)
771,382	0.000	07/25/33	42,667
FNMA Series E, Class E2
1,453	506.000	09/01/10	12,024
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
75,014	0.679	08/25/33	868
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
20,106	1.158	07/25/33	352
Washington Mutual Series 2003-AR04, Class X1(a)
415,010	1.181	01/25/08	5,369
Washington Mutual Series 2003-AR12, Class X(a)
1,115,461	0.486	02/25/34	8,417

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(b) — (continued)
Washington Mutual Series 2003-S3, Class 1A41
$390,569	5.500%	06/25/33	$39,543

			362,033

Inverse Floaters(a) — 0.0%
FHLMC Series 1544, Class M
13,448	9.932	07/15/08	13,818
FNMA Series 1993-072, Class SA
3,048	10.440	05/25/08	3,146
FNMA Series 1993-093, Class SA
6,708	13.110	05/25/08	6,993
FNMA Series 1993-095, Class SE
7,498	13.602	06/25/08	7,929
FNMA Series 1993-135, Class S
15,991	6.500	07/25/08	16,163
GNMA Series 2001-48, Class SA
34,587	9.039	10/16/31	37,583
GNMA Series 2001-51, Class SB
34,383	9.039	10/16/31	37,143
GNMA Series 2001-59, Class SA
50,522	8.877	11/16/24	54,936

			177,711

PAC — 1.0%
FNMA Series 1993-63, Class PK
32,874	6.500	05/25/08	32,960
FNMA Series 2003-88, Class TH
5,000,000	4.500	09/25/18	4,637,293

			4,670,253

Principal Only(d) — 0.7%
FHLMC Series 235, Class PO
2,236,400	0.000	02/01/36	1,562,679
FNMA Series 363, Class 1
2,382,118	0.000	11/01/35	1,678,390

			3,241,069

Sequential Fixed Rate — 2.8%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
217,987	6.500	03/25/32	216,967
FHLMC Series 1703, Class GC
2,500,000	6.500	04/15/09	2,516,326
FHLMC Series 1823, Class A
1,455,857	6.500	08/15/23	1,464,518
FHLMC Series 2042, Class N
1,007,505	6.500	03/15/28	1,022,891
FHLMC Series 2458, Class OD
153,106	6.000	04/15/16	153,283
FHLMC Series 2590, Class NV
1,000,000	5.000	03/15/18	963,214
FNMA REMIC Trust Series 1993-101, Class PJ
377,578	7.000	06/25/08	379,594

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
FNMA REMIC Trust Series 2002-24, Class AE
$543,139	6.000%		04/25/16	$541,681
FNMA Series 1993-76, Class PJ
92,464	6.000		06/25/08	92,436
FNMA Series 1994-42, Class K
3,000,000	6.500		04/25/24	3,004,647
FNMA Series 1994-75, Class J
46,715	7.000		10/25/23	46,654
FNMA Series 2000-16, Class ZG
1,449,989	8.500		06/25/30	1,538,522
Impac Secured Assets Corp. Series 2001-2, Class A5(b)
1,416,052	7.220		03/25/31	1,410,322

				13,351,055

TOTAL CMOS				$21,802,121

FHLMC — 42.3%
332,051	5.000		12/01/12	327,591
29,749	7.000		04/01/15	30,419
27,034	7.000		02/01/16	27,773
144,243	6.000		03/01/16	144,554
9,553,551	4.500		12/01/18	9,124,588
5,575,293	5.000		12/01/18	5,420,585
4,746,671	4.500		06/01/19	4,533,542
741,000	5.000		06/01/19	720,058
3,784,282	4.500		08/01/23	3,551,410
3,695,056	5.500		11/01/23	3,633,914
62,713	7.500		03/01/27	64,770
3,201,069	6.500		01/01/29	3,259,065
1,138,452	6.500		04/01/29	1,159,260
567,613	6.500		12/01/29	577,588
516,252	7.000		04/01/31	532,963
3,780,512	7.000		09/01/31	3,903,502
1,847,413	7.000		04/01/32	1,898,410
3,197,832	7.000		05/01/32	3,286,107
1,081,558	6.000		05/01/33	1,078,344
521,187	6.500		08/01/33	529,222
156,000,000	4.500	(e)	TBA-15yr	148,980,000
8,000,000	5.000	(e)	TBA-15yr	7,762,496

				200,546,161

FNMA — 30.7%
122,481	4.000		06/01/13	117,035
164,404	4.000		07/01/13	157,021
227,304	4.000		08/01/13	217,110
426,458	4.000		09/01/13	406,965
884,725	4.000		10/01/13	844,269
653,922	4.000		04/01/14	622,157
9,944	5.500		04/01/16	9,867
11,791	5.500		08/01/16	11,701
129,190	5.500		11/01/16	128,197
108,864	5.500		12/01/16	108,027
154,022	5.500		01/01/17	152,839
17,805,193	5.000		10/01/17	17,369,906

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$4,437,841	5.000%		11/01/17	$4,329,348
13,730,251	5.000		12/01/17	13,394,585
5,523,130	5.000		01/01/18	5,388,105
2,550,899	5.000		02/01/18	2,488,264
7,553	6.000		02/01/18	7,567
10,148,583	5.000		03/01/18	9,891,325
5,261,952	5.000		04/01/18	5,128,062
5,713,529	5.000		05/01/18	5,567,789
96,685	6.000		05/01/18	96,854
6,034,998	5.000		06/01/18	5,881,226
713,695	5.000		07/01/18	695,568
433,755	5.000		08/01/18	422,719
36,670	5.000		09/01/18	35,737
6,947,419	5.000		11/01/18	6,770,642
508,077	6.000		11/01/18	508,968
13,352	5.000		12/01/18	13,013
1,891,720	5.500		12/01/18	1,877,681
940,889	6.000		12/01/18	942,538
759,565	6.000		01/01/19	760,896
232,258	5.000		02/01/19	226,348
5,926,415	5.000		04/01/19	5,775,618
270,128	6.000		04/01/19	272,334
54,246	6.000		05/01/19	54,599
766,421	4.500		11/01/20	732,297
463,622	4.500		04/01/21	444,042
199,608	7.000		09/01/21	205,838
591,946	7.000		06/01/22	610,332
274,751	7.000		07/01/22	283,285
548,571	5.500		08/01/23	539,408
13,228,649	4.500		10/01/23	12,329,940
86,954	6.500		01/01/29	88,420
139,850	6.500		04/01/29	142,206
117,984	6.500		05/01/29	119,971
1,140,415	6.500		06/01/29	1,159,625
631,623	6.500		07/01/29	642,262
75,924	6.500		09/01/29	77,203
211,838	7.000		08/01/31	217,258
9,273	6.500		08/01/32	9,409
343,294	6.500		11/01/32	348,336
288,702	6.000		01/01/33	287,702
5,490	6.000		02/01/33	5,471
160,158	6.000		06/01/33	159,505
57,159	6.000		07/01/33	56,926
145,621	6.000		09/01/33	145,028
37,878	6.000		10/01/33	37,724
1,015,457	5.500		02/01/34	988,635
289,989	5.500		07/01/34	282,329
79,860	6.000		11/01/34	79,437
2,327,123	6.000		12/01/34	2,314,788
27,000,000	5.000	(e)	TBA-15yr	25,548,750
7,000,000	5.500	(e)	TBA-15yr	6,796,566

				145,327,573

GNMA — 0.0%
1,098	6.000		12/15/23	1,098
35,815	6.000		03/15/26	35,959

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$42,290	6.000%	04/15/26	$42,462

			79,519

TOTAL MORTGAGE-BACKED OBLIGATIONS			$535,244,321

Agency Debenture — 0.3%
Tennessee Valley Authority
$1,600,000	5.375%	04/01/56	$1,542,313
Asset-Backed Securities(a) — 6.2%
Home Equity — 8.4%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class A1B
$1,694,895	5.535%	05/25/35	$1,695,159
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7(b)
101,966	6.970	12/25/13	101,741
Countrywide Home Equity Loan Trust Series 2002-E, Class A
128,337	5.629	10/15/28	128,728
Countrywide Home Equity Loan Trust Series 2003-A, Class A
1,679,050	5.719	03/15/29	1,683,632
Countrywide Home Equity Loan Trust Series 2003-D, Class A
512,906	5.629	06/15/29	514,085
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
386,133	5.589	12/15/29	387,145
Countrywide Home Equity Loan Trust Series 2004-I, Class A
1,770,848	5.659	02/15/34	1,776,103
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A
247,185	5.659	12/15/33	247,725
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
715,750	5.649	02/15/34	717,333
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
655,286	5.669	12/15/33	657,165
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
342,550	5.609	02/15/30	343,041
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A
1,185,373	5.609	04/15/35	1,187,967
Countrywide Home Equity Loan Trust Series 2005-I, Class 2A
3,999,383	5.599	02/15/36	3,993,134
Countrywide Home Equity Loan Trust Series 2005-L, Class A
5,132,125	5.589	02/15/36	5,120,094
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2
1,290,476	5.665	01/25/35	1,293,501

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Master Asset Backed Securities Trust Series 2005-WMC1, Class A4
$2,769,763	5.575%	03/25/35	$2,771,124
Merrill Lynch Mortgage Investors, Inc. Series 2004-WMC5, Class A2B2
624,242	5.735	07/25/35	624,885
Morgan Stanley ABS Capital I Series 2004-HE1, Class A4
1,543,276	5.755	01/25/34	1,543,548
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4, Class A2A1
3,505,479	5.505	08/25/36	3,507,123
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2
372,604	5.725	12/25/34	373,943
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII
489,581	5.625	03/25/34	489,572
Residential Funding Mortgage Securities, Inc. Series 2004-HS2, Class AII
543,690	5.615	06/25/29	544,467

			29,701,215

TOTAL ASSET-BACKED SECURITIES			$29,701,215

U.S. Treasury Obligations — 3.6%
United States Treasury Inflation Protected Securities
$1,322,856	1.875%	07/15/13	$1,278,468
1,972,368	2.000	01/15/14	1,917,357
1,769,547	1.875	07/15/15	1,694,200
2,040,200	2.000	01/15/16	1,968,713
1,002,560	2.500	07/15/16	1,010,392
United States Treasury Notes
6,200,000	4.875	07/31/11	6,191,283
1,000,000	5.125	05/15/16	1,010,391
United States Treasury Principal-Only STRIPS(d)
400,000	0.000	02/15/25	153,476
700,000	0.000	08/15/25	262,433
5,000,000	0.000	11/15/26	1,761,070

TOTAL U.S. TREASURY OBLIGATIONS			$17,247,783

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 123.0%
			$583,735,632
Repurchase Agreement(f) — 15.1%
Joint Repurchase Agreement Account II
$71,400,000	5.282%	08/01/06	$71,400,000
Maturity Value: $71,410,476

TOTAL INVESTMENTS — 138.1%	$655,135,632

LIABILITIES IN EXCESS OF OTHER ASSETS — (38.1)%	(180,876,601)

NET ASSETS — 100.0%	$474,259,031

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $723,056, which represents approximately 0.1% of net assets as of July 31, 2006.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $189,087,812 which represents approximately 39.9% of net assets as of July 31, 2006.

(f) Joint repurchase agreement was entered into on July 31, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
CMBS	— Commercial Mortgage Backed Securities
CMOs	— Collateralized Mortgage Obligations
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

FUTURES CONTRACTS — At July 31, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	10	September 2006	$2,363,000	$(16,659)
Eurodollars	24	December 2006	5,673,000	(59,156)
Eurodollars	(20)	March 2007	(4,732,000)	53,432
U.S. Treasury Bonds	124	September 2006	13,426,875	179,808
2 Year U.S. Treasury Notes	353	September 2006	71,824,469	974
5 Year U.S. Treasury Notes	(516)	September 2006	(53,776,875)	(222,374)
10 Year U.S. Treasury Notes	(199)	September 2006	(21,100,219)	(115,036)

			$13,678,250	$(179,011)

SWAP CONTRACTS — At July 31, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC(a)	$15,670	02/16/2009	3 month LIBOR	5.05%	$80,206
Banc of America Securities LLC(a)	17,930	02/17/2009	3 month LIBOR	5.10%	75,029
Banc of America Securities LLC	12,000	09/02/2010	4.31%	3 month LIBOR	(360,784)
Banc of America Securities LLC	15,000	10/06/2010	4.70%	3 month LIBOR	(225,364)
Banc of America Securities LLC	11,000	05/23/2012	4.37%	3 month LIBOR	(603,026)
Banc of America Securities LLC(a)	19,290	02/17/2014	5.14%	3 month LIBOR	(370,002)
Banc of America Securities LLC(a)	16,880	02/17/2014	5.10%	3 month LIBOR	(361,533)
JP Morgan Securities	10,000	03/07/2016	3 month LIBOR	5.18%	134,447
Banc of America Securities LLC(a)	7,110	02/15/2022	3 month LIBOR	5.16%	330,648
Banc of America Securities LLC(a)	8,130	02/17/2022	3 month LIBOR	5.19%	354,172

TOTAL					$(946,207)

(a) Represents forward starting interest rate swap whose effective dates of commencement of accruals and cash flows occur in February 2007.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

				Rate type
	Notional			Payments	Payments
Swap	Amount	Termination	Reference	received by	made by	Unrealized
Counterparty	(000s)	Date	Underlying	the Fund	the Fund	Gain

			Banc of America	Spread Carry + (spread return, if such amount is positive) as defined per terms of swap agreement	Absolute value of spread return, if spread return is negative as defined per terms of swap agreement
Banc of America			Securities LLC CMBS
Securities LLC	$6,250	8/2/2006	AAA 10 Yr Index			$739
			Banc of America
Banc of America			Securities LLC CMBS
Securities LLC	7,500	2/2/2007	AAA 10 Yr Index			831
			Banc of America
Banc of America			Securities LLC CMBS
Securities LLC	5,500	2/2/2007	AAA 10 Yr Index			650

TOTAL						$2,220

LIBOR — London Interbank Offered Rate

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$659,730,805

Gross unrealized gain	1,671,898
Gross unrealized loss	(6,267,071)

Net unrealized security loss	$(4,595,173)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — 18.0%
Automotive — 0.1%
Ford Motor Credit Co.(a)
	$761	9.750%	09/15/10	$757
General Motors Acceptance Corp.
	2,900,000	6.875	09/15/11	2,816,166

				2,816,923

Banks — 4.2%
AmSouth Bank NA
	5,100,000	6.450	02/01/08	5,170,122
ANZ Capital Trust I(a)
	3,500,000	5.360	12/29/49	3,302,467
Associates Corp. NA
	2,000,000	8.550	07/15/09	2,164,842
Astoria Financial Corp.
	4,600,000	5.750	10/15/12	4,520,755
Bank of America Corp.
	4,940,000	4.875	01/15/13	4,731,185
Citigroup, Inc.
	2,000,000	7.250	10/15/11	2,142,444
Commonwealth Bank of Australia(a)(b)
	2,875,000	6.024	03/15/49	2,768,516
Fleet Boston Financial Corp.
	1,000,000	6.500	03/15/08	1,015,661
	450,000	7.375	12/01/09	475,601
Greater Bay Bancorp Series D
	2,900,000	5.125	04/15/10	2,832,990
GreenPoint Financial Corp.
	2,400,000	3.200	06/06/08	2,298,639
HBOS Capital Funding LP(a)(b)
	4,325,000	6.071	06/30/49	4,285,188
J.P. Morgan Chase & Co.
	4,065,000	5.250	05/30/07	4,052,057
KeyBank NA
	5,500,000	5.000	07/17/07	5,478,380
Lehman Brothers Holdings E-Capital Trust I(b)
	1,675,000	5.954	08/19/65	1,675,868
Mizuho JGB Investment LLC(a)(b)
	1,600,000	9.870	06/30/49	1,716,874
MUFG Capital Finance 1 Ltd.(b)
	5,250,000	6.346	07/25/49	5,135,083
National Australia Bank Ltd.
	2,000,000	8.600	05/19/10	2,206,615
Popular North America, Inc.
	4,125,000	5.200	12/12/07	4,090,961
Popular North America, Inc. Series E
	4,500,000	6.125	10/15/06	4,504,257
Regions Bank
	2,530,000	2.900	12/15/06	2,506,210
Regions Financial Corp.
	4,500,000	7.000	03/01/11	4,756,223
Resona Bank Ltd.(a)
	3,500,000	5.850 (b)	04/15/49	3,328,745
EUR	2,675,000	4.125	09/27/49	3,279,246

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Sovereign Bancorp, Inc.(b)
$700,000	5.540%	08/25/06	$700,076
Sovereign Bank
1,000,000	4.000	02/01/08	975,274
375,000	5.125	03/15/13	358,531
2,550,000	4.375 (b)	08/01/13	2,477,049
Synovus Financial Corp.
1,775,000	4.875	02/15/13	1,671,415
U.S. Bank NA
7,000,000	6.300	02/04/14	7,270,123
Union Planters Bank
75,000	5.125	06/15/07	74,770
Union Planters Corp.
150,000	7.750	03/01/11	162,909
Wachovia Bank NA
5,000,000	7.875	02/15/10	5,374,768
Wachovia Capital Trust III(b)
4,000,000	5.800	03/15/42	3,935,192
Washington Mutual Bank
5,000,000	5.125	01/15/15	4,695,504
Wells Fargo Bank NA
1,000,000	6.450	02/01/11	1,036,877

			107,171,417

Brokerage — 0.7%
Bear Stearns Co., Inc.
6,330,000	5.700	01/15/07	6,332,323
Lehman Brothers Holdings, Inc.
4,500,000	6.625	01/18/12	4,692,207
Merrill Lynch & Co., Inc.
2,580,000	7.000	01/15/07	2,598,873
Morgan Stanley
3,000,000	5.050	01/21/11	2,934,195

			16,557,598

Building Materials — 0.2%
Lafarge SA
2,375,000	6.150	07/15/11	2,390,269
1,850,000	6.500	07/15/16	1,858,112

			4,248,381

Captive Financial — 0.1%
Nelnet, Inc.
2,580,000	5.125	06/01/10	2,486,129

Diversified Manufacturing — 0.2%
Tyco International Group Participation Certificate(a)
3,525,000	4.436	06/15/07	3,470,905
Tyco International Group SA
2,000,000	5.800	08/01/06	2,000,000

			5,470,905

Electric — 1.0%
Calenergy, Inc.
1,500,000	7.630	10/15/07	1,532,272
2,210,000	7.520	09/15/08	2,294,008

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Electric — (continued)
CenterPoint Energy, Inc. Series B
$550,000	7.250%	09/01/10	$576,386
FirstEnergy Corp. Series C
4,050,000	7.375	11/15/31	4,445,785
MidAmerican Energy Holdings Co.(a)
2,525,000	6.125	04/01/36	2,429,744
Nisource Finance Corp.(b)
5,000,000	5.764	11/23/09	5,007,205
Progress Energy, Inc.
3,025,000	7.750	03/01/31	3,473,420
TXU Corp.
1,000,000	6.500	11/15/24	904,893
TXU Corp. Series O
5,250,000	4.800	11/15/09	5,038,078

			25,701,791

Entertainment — 0.1%
Time Warner Entertainment Co.
2,175,000	8.375	03/15/23	2,425,581

Environmental — 0.1%
Waste Management, Inc.
2,000,000	7.375	08/01/10	2,123,200

Food & Beverage — 0.1%
Tyson Foods, Inc.
350,000	7.250	10/01/06	350,553
2,800,000	8.250	10/01/11	2,960,782

			3,311,335

Gaming — 0.2%
Caesars Entertainment, Inc.
1,745,000	7.500	09/01/09	1,819,491
Harrahs Operating Co., Inc.
2,475,000	5.500	07/01/10	2,433,626
MGM Mirage, Inc.
850,000	8.500	09/15/10	889,312
Park Place Entertainment Corp.
950,000	8.500	11/15/06	956,731

			6,099,160

Home Construction — 0.1%
D. R. Horton, Inc.
3,425,000	6.875	05/01/13	3,417,208

Integrated — 0.2%
Hess Corp.
5,500,000	7.125	03/15/33	5,837,700

Life Insurance — 1.0%
Allstate Financial Global Funding II(a)
7,665,000	2.625	04/15/07	7,515,280
Americo Life, Inc.(a)
1,600,000	7.875	05/01/13	1,576,469

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Life Insurance — (continued)
AmerUs Group Co.
$4,025,000	5.950%	08/15/15	$4,001,185
Hartford Life, Inc.
200,000	7.100	06/15/07	202,502
Phoenix Life Insurance Co.(a)
3,200,000	7.150	12/15/34	3,238,643
Principal Financial Group Australia(a)
2,750,000	8.200	08/15/09	2,946,650
Reinsurance Group of America, Inc.
550,000	6.750	12/15/11	565,996
2,750,000	6.750 (b)	12/15/65	2,571,350
ZFS Finance USA Trust I(a)(b)
2,975,000	6.150	12/15/65	2,888,859

			25,506,934

Media — Cable — 0.9%
Comcast Cable Communications Holdings, Inc.
7,395,000	8.375	03/15/13	8,268,440
2,050,000	9.455	11/15/22	2,553,593
Cox Communications, Inc.
7,211,000	4.625	01/15/10	6,930,739
Cox Enterprises, Inc.(a)
2,825,000	4.375	05/01/08	2,755,042
Rogers Cable, Inc.
1,575,000	5.500	03/15/14	1,415,531

			21,923,345

Media — Non Cable — 0.5%
Clear Channel Communications, Inc.
5,325,000	8.000	11/01/08	5,532,509
1,875,000	7.250	10/15/27	1,763,813
News America, Inc.
2,750,000	6.400	12/15/35	2,585,399
Viacom, Inc.(a)
1,975,000	5.750	04/30/11	1,938,196
1,400,000	6.875	04/30/36	1,342,652

			13,162,569

Noncaptive — Financial — 1.7%
AIG SunAmerica Global Financing VII(a)
5,000,000	5.850	08/01/08	5,038,170
American General Finance Corp.
250,000	5.750	03/15/07	250,364
200,000	2.750	06/15/08	190,291
GATX Financial Corp.
5,775,000	5.125	04/15/10	5,641,690
General Electric Capital Corp.
3,000,000	7.375	01/19/10	3,181,716
6,710,000	4.375	11/21/11	6,362,228
HSBC Finance Corp.
8,375,000	5.700	06/01/11	8,400,343
1,000,000	6.375	10/15/11	1,031,586
PHH Corp.
7,950,000	6.000	03/01/08	7,930,268
1,900,000	7.125	03/01/13	1,927,996

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Noncaptive — Financial — (continued)
Wells Fargo Financial, Inc.
	$2,000,000	5.875%	08/15/08	$2,016,640

				41,971,292

Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.
	7,000,000	5.750	10/01/11	7,038,619

Pipelines — 0.8%
CenterPoint Energy Resources Corp. Series B
	4,075,000	5.950	01/15/14	4,017,400
Energy Transfer Partners
	5,850,000	5.650	08/01/12	5,705,130
	2,775,000	5.950	02/01/15	2,705,532
Enterprise Products Operating LP
	3,525,000	5.600	10/15/14	3,383,718
Enterprise Products Partners LP
	2,450,000	5.000	03/01/15	2,245,846
Panhandle Eastern Pipeline
	1,350,000	4.800	08/15/08	1,328,648

				19,386,274

Property/Casualty Insurance — 1.7%
ACE INA Holdings, Inc.
	350,000	8.300	08/15/06	350,295
ACE Ltd.
	6,575,000	6.000	04/01/07	6,586,158
AON Capital Trust A
	1,852,000	8.205	01/01/27	2,032,444
Arch Capital Group Ltd.
	3,200,000	7.350	05/01/34	3,226,723
Asif Global Financial XXIII(a)
	1,875,000	3.900	10/22/08	1,815,399
Berkshire Hathaway Finance Corp.
	7,000,000	4.625	10/15/13	6,565,563
CNA Financial Corp.
	1,375,000	6.750	11/15/06	1,378,653
	98,000	6.600	12/15/08	100,004
	500,000	5.850	12/15/14	475,036
Endurance Specialty Holdings Ltd.
	1,650,000	6.150	10/15/15	1,543,674
	750,000	7.000	07/15/34	687,665
Hartford Financial Services Group, Inc.
	2,000,000	7.900	06/15/10	2,154,103
Liberty Mutual Group(a)
	3,700,000	7.000	03/15/34	3,477,790
	550,000	6.500	03/15/35	491,412
QBE Insurance Group Ltd.(a)(b)
	3,150,000	5.647	07/01/23	3,003,944
Royal & Sun Alliance Insurance Group PLC
GBP	1,225,000	8.500	07/29/49	2,599,280
SAFECO Corp.
	$5,000,000	6.875	07/15/07	5,052,790

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
Zurich Capital Trust I(a)
$2,500,000	8.376%	06/01/37	$2,642,678

			44,183,611

Railroads — 0.1%
CSX Corp.
2,000,000	6.400	06/15/09	2,044,848

REIT — 0.5%
Brandywine Operating Partnership LP
3,740,000	4.500	11/01/09	3,589,999
EOP Operating LP
1,500,000	7.750	11/15/07	1,538,761
iStar Financial, Inc.
2,200,000	5.650	09/15/11	2,170,555
iStar Financial, Inc. Series B
3,275,000	5.700	03/01/14	3,191,907
Liberty Property LP
1,100,000	7.250	03/15/11	1,154,077
Simon Property Group LP
1,625,000	7.000	06/15/08	1,663,344

			13,308,643

Technology — 0.2%
First Data Corp.
4,075,000	5.625	11/01/11	4,074,152

Tobacco — 0.2%
Altria Group, Inc.
475,000	7.000	11/04/13	509,034
4,045,000	7.750	01/15/27	4,698,899

			5,207,933

Wireless Telecommunications — 0.7%
America Movil SA de CV
1,800,000	5.500	03/01/14	1,718,820
1,600,000	6.375	03/01/35	1,475,952
AT&T Wireless Services, Inc.
5,775,000	7.875	03/01/11	6,266,886
Intelsat
3,850,000	5.250	11/01/08	3,619,000
Telecom Italia Capital SA
2,475,000	4.875	10/01/10	2,380,024
Verizon Wireless Capital LLC
3,000,000	5.375	12/15/06	2,999,346

			18,460,028

Wirelines Telecommunications — 2.1%
Ameritech Capital Funding
775,000	6.250	05/18/09	782,314
BellSouth Corp.
7,000,000	6.000	10/15/11	7,052,934
Deutsche Telekom International Finance BV
4,075,000	8.250	06/15/30	4,769,582
Embarq Corp.
3,100,000	7.995	06/01/36	3,179,996

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Wirelines Telecommunications — (continued)
France Telecom SA
$5,750,000	7.750%	03/01/11	$6,229,044
GTE North, Inc.
5,000,000	6.900	11/01/08	5,090,392
Qwest Capital Funding, Inc.
1,250,000	7.750	08/15/06	1,253,125
500,000	7.900	08/15/10	500,000
SBC Communications, Inc.
2,725,000	4.125	09/15/09	2,609,614
1,000,000	5.875	02/01/12	998,125
Sprint Capital Corp.
300,000	6.000	01/15/07	300,548
3,850,000	6.875	11/15/28	3,888,632
Telecom Italia Capital
3,050,000	4.000	01/15/10	2,870,758
2,625,000	4.950	09/30/14	2,387,487
Telecomunicaciones de Puerto Rico, Inc.
2,650,000	6.800	05/15/09	2,701,651
Telefonica Europe BV
2,575,000	7.750	09/15/10	2,749,812
TPSA Finance BV(a)
2,200,000	7.750	12/10/08	2,296,098
TPSA Finance BV
3,100,000	7.625	01/30/11	3,314,403

			52,974,515

TOTAL CORPORATE BONDS			$456,910,091

Mortgage-Backed Obligations — 46.8%
Adjustable Rate FNMA(b) — 0.4%
$90,870	4.487%	03/01/33	$90,637
10,938,342	3.851	10/01/33	10,760,389

			10,851,026

Adjustable Rate Non-Agency(b) — 21.5%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
20,000,000	5.354	09/10/47	19,367,792
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
262,096	5.858	08/25/33	266,956
Bear Stearns Alternative-A Trust Series 2005-8, Class 11A1
4,206,861	5.655	10/25/35	4,222,618
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4
12,500,000	5.896	09/11/38	12,590,784
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A3
13,000,000	5.911	03/15/49	13,087,477
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-C02, Class A4
15,000,000	5.545	01/15/46	14,665,111
Commercial Mortgage Pass Through Certificates Series 2006-C7, Class A4
24,000,000	5.962	06/10/46	24,236,232

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Countrywide Alternative Loan Trust Series 2005-51, Class 1A1
$9,553,894	5.698%	11/20/35	$9,602,653
Countrywide Alternative Loan Trust Series 2005-51, Class 2A1
13,723,045	5.678	11/20/35	13,782,831
Countrywide Alternative Loan Trust Series 2005-51, Class 4A1
10,998,166	5.698	11/20/35	11,051,996
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
11,426,354	5.708	11/20/35	11,468,626
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
9,521,962	5.758	11/20/35	9,550,679
Countrywide Alternative Loan Trust Series 2005-62, Class 1A1
15,996,923	5.685	12/25/35	16,068,912
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-3, Class 1A1
8,509,602	5.625	03/25/36	8,522,951
Countrywide Home Loans Series 2003-37, Class 1A1
194,116	4.233	08/25/33	193,673
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
221,896	5.100	03/25/33	220,185
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
13,279,298	5.660	10/19/45	13,334,192
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
18,795,746	5.680	11/19/35	18,855,334
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
4,249,851	5.610	01/19/36	4,259,493
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
21,511,032	5.620	01/19/36	21,516,657
Impac CMB Trust Series 2004-10, Class 2A
7,670,154	5.705	03/25/35	7,696,738
Impac CMB Trust Series 2004-8, Class 1A
3,752,930	5.745	10/25/34	3,771,189
Impac CMB Trust Series 2005-6, Class 1A1
15,115,165	5.635	10/25/35	15,129,970
Impac Secured Assets Corp. Series 2005-2, Class A1W
14,377,484	5.635	03/25/36	14,395,637
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
12,503,562	5.605	04/25/46	12,513,628
Indymac Index Mortgage Loan Trust Series 2006-AR4 Class A1A
14,633,290	5.595	05/25/46	14,633,290
Lehman XS Trust Series 2005-5N, Class 3A1A
15,343,749	5.685	11/25/35	15,356,603
Lehman XS Trust Series 2005-9N, Class 1A1
15,232,926	5.655	02/25/36	15,251,967
Luminent Mortgage Trust Series 2006-2, Class A1A
14,640,642	5.585	02/25/46	14,649,391
Luminent Mortgage Trust Series 2006-2, Class A1B
2,928,128	5.665	02/25/46	2,931,280
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
1,189,855	5.765	11/25/34	1,194,479
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
7,923,720	5.439	11/25/29	7,922,190

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Mortgage IT Trust Series 2005-AR1, Class 1A1
$15,080,730	5.635%	11/25/35	$15,126,121
Sequoia Mortgage Trust Series 2003-4, Class 1A2
4,461,787	5.913	07/20/33	4,464,595
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1
19,412,624	5.615	02/25/36	19,439,923
Structured Asset Mortgage Investments, Inc. Series 2006-AR2, Class A1
12,924,984	5.615	02/25/36	12,921,207
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
5,470,358	4.520	12/25/33	5,432,818
Washington Mutual Series 2002-AR19, Class A7
992,878	4.679	02/25/33	979,266
Washington Mutual Series 2005-AR11, Class A1A
11,967,367	5.705	08/25/45	12,003,383
Washington Mutual Series 2005-AR13, Class A1A1
20,225,076	5.675	10/25/45	20,347,132
Washington Mutual Series 2005-AR15, Class A1A1
21,370,279	5.645	11/25/45	21,433,713
Washington Mutual Series 2005-AR17, Series A1A1
16,541,261	5.655	12/25/45	16,536,133
Washington Mutual Series 2005-AR8, Class 2A1A
20,282,497	5.675	07/25/45	20,323,387
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
15,548,726	4.976	10/25/35	15,541,043
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
28,557,500	5.092	03/25/36	28,315,652

			545,175,887

CMBS — 4.1%
Interest Only(a)(b)(c) — 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2
38,000,000	1.299	02/15/35	727,149
CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP
26,177,440	1.799	11/15/36	1,113,570

			1,840,719

Sequential Fixed Rate — 4.0%
Asset Securitization Corp. Series 1997-D4, Class A1D
758,633	7.490	04/14/29	765,462
Commercial Mortgage Acceptance Corp. Series 1997-ML1, Class A3
2,800,000	6.570	12/15/30	2,811,411
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
9,561,259	6.550	01/17/35	9,656,731
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
17,000,000	7.202	10/15/32	17,948,238

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A3
$1,078,519	7.380%	04/18/29	$1,082,379
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
15,000,000	6.278	11/15/39	15,454,485
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
9,000,000	4.954	09/15/30	8,554,771
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
10,175,000	5.197	11/15/30	9,833,683
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
12,000,000	5.156	02/15/31	11,504,532
Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
1,474,043	6.390	02/15/30	1,484,041
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
4,251,708	7.560	11/15/31	4,427,864
Morgan Stanley Capital I Series 2006-T21, Class A4
19,000,000	5.162	10/12/52	18,274,356

			101,797,953

TOTAL CMBS			$103,638,672

CMOs — 0.6%
Interest Only(c) — 0.1%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
2,539,862	5.500	04/25/33	267,762
Countrywide Home Loan Trust Series 2003-42, Class 2X1(b)
3,319,658	0.371	10/25/33	18,175
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(b)
1,783,875	0.000	11/25/32	1,070
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
509,068	5.500	04/25/33	29,866
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
431,810	5.750	05/25/33	20,000
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
352,063	5.500	06/25/33	23,356
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(b)
3,537,765	0.782	07/25/33	27,327
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(b)
4,026,320	0.605	08/25/33	29,312
FNMA Series 1992-24, Class N
193	789.000	03/25/07	557
FNMA Series 2004-47, Class EI(b)
7,278,764	0.000	06/25/34	391,234
FNMA Series 2004-62, Class DI(b)
3,214,094	0.000	07/25/33	177,780
FNMA Series 2004-71, Class DI(b)
6,553,412	0.000	04/25/34	324,058

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(c) — (continued)
Washington Mutual Series 2003-AR04, Class X1(b)
$539,519	1.181%	01/25/08	$69,795
Washington Mutual Series 2003-AR05, Class X1(b)
15,545,612	0.756	02/25/08	138,979
Washington Mutual Series 2003-AR06, Class X2
11,912,227	0.371	05/25/08	56,475
Washington Mutual Series 2003-AR07, Class X(b)
19,247,672	0.942	06/25/08	230,551
Washington Mutual Series 2003-AR12, Class X(b)
13,306,569	0.486	02/25/34	100,402
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, ClassAI0(b)
13,812,557	0.763	06/25/33	363,686

			2,270,385

Inverse Floaters(b) — 0.2%
FHLMC Series 1544, Class M
53,793	9.932	07/15/08	55,273
FNMA Series 1993-072, Class SA
21,333	10.440	05/25/08	22,022
FNMA Series 1993-093, Class SA
31,306	13.110	05/25/08	32,635
FNMA Series 1993-095, Class SE
33,742	13.602	06/25/08	35,679
FNMA Series 1993-135, Class S
63,965	6.500	07/25/08	64,652
FNMA Series 1993-175, Class SA
246,791	10.877	09/25/08	256,840
GNMA Series 2001-48, Class SA
242,107	9.039	10/16/31	263,078
GNMA Series 2001-51, Class SA
465,778	9.235	10/16/31	508,212
GNMA Series 2001-51, Class SB
481,358	9.039	10/16/31	519,999
GNMA Series 2001-59, Class SA
84,450	8.877	11/16/24	91,829
GNMA Series 2002-11, Class SA
243,686	12.513	02/16/32	294,745
GNMA Series 2002-13, Class SB
568,464	12.513	02/16/32	687,363
Morgan Stanley Mortgage Trust Series 40, Class 16
830,290	8.926	01/20/22	833,576

			3,665,903

PAC — 0.0%
FNMA Series 1999-51, Class LG
354,164	6.500	12/25/28	354,637

Regular Floater(b) — 0.0%
FHLMC Series 1537, Class F
85,811	4.884	06/15/08	85,551

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(b) — (continued)
FNMA REMIC Trust Series 1993-175, Class FA
$533,069	4.530%	09/25/08	$525,923

			611,474

Sequential Fixed Rate — 0.3%
FHLMC Series 2367, Class BC
944,725	6.000	04/15/16	943,892
FNMA REMIC Trust Series 1993-78, Class H
543,668	6.500	06/25/08	545,312
FNMA Series 1999-1, Class PG
997,625	6.500	04/25/28	995,728
FNMA Series 2001-M2, Class C
5,451,534	6.300	09/25/15	5,543,503

			8,028,435

TOTAL CMOS			$14,930,834

FHLB — 0.1%
1,275,330	7.040	08/01/15	1,384,368

FHLMC — 13.4%
332,051	5.000	12/01/12	327,591
33,058	5.500	07/01/13	32,843
225,599	5.500	12/01/13	224,136
2,808,165	6.500	12/01/13	2,846,184
82,541	5.500	02/01/14	82,007
30,290	5.500	06/01/14	30,084
76,659	5.500	09/01/14	76,138
4,544	7.000	10/01/14	4,647
1,570,840	6.000	12/01/14	1,570,153
43,042	7.000	05/01/15	44,012
124,121	8.000	07/01/15	130,940
15,262	7.000	02/01/16	15,676
37,294	7.000	03/01/16	38,314
938,710	7.500	05/01/16	979,874
3,624	7.000	10/01/17	3,741
1,820,621	5.000	10/01/18	1,770,101
2,108,463	4.500	12/01/18	2,013,792
46,380,305	4.000	06/01/19	43,251,493
9,121,984	4.500	06/01/19	8,712,400
741,000	5.000	06/01/19	720,058
2,055,954	5.500	05/01/23	2,015,029
1,231,678	5.500	06/01/23	1,207,161
1,285,586	5.500	07/01/23	1,259,996
3,782,919	4.500	10/01/23	3,550,130
602,946	5.500	10/01/25	590,810
1,071,510	5.500	11/01/25	1,049,942
88,712	7.000	06/01/26	91,411
63,585	7.500	03/01/27	65,671
18,273	6.500	06/01/29	18,583
2,667,782	6.500	12/01/29	2,714,662
68,865	7.500	12/01/30	71,113
59,489	7.500	01/01/31	61,432
91,951	6.500	03/01/32	93,368
21,878	6.500	04/01/32	22,215

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest		Maturity
Amount*	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$235,643	6.500%		07/01/32	$239,276
1,623,336	6.500		08/01/33	1,648,366
561,393	6.500		10/01/33	569,416
263,000,000	4.500	(g)	TBA-15yr	251,165,000
11,000,000	5.000	(g)	TBA-15yr	10,673,432

				339,981,197

FNMA — 6.2%
1,553	9.000		09/15/08	1,591
393,396	8.500		10/01/15	415,926
16,166	7.000		01/01/16	16,502
799,611	6.000		12/01/16	806,274
9,678,520	5.000		10/01/17	9,441,908
62,555,863	5.000		12/01/17	61,026,547
1,803,122	5.000		01/01/18	1,759,041
5,152,682	5.000		02/01/18	5,021,572
1,873,376	5.000		04/01/18	1,825,708
952,166	5.000		05/01/18	927,938
921,419	4.500		07/01/18	882,505
7,063,053	4.000		07/01/18	6,607,842
97,095	6.000		08/01/18	97,265
3,614,878	4.000		08/01/18	3,381,901
29,816,150	4.000		09/01/18	27,894,515
3,155,613	5.000		11/01/18	3,075,319
2,837,579	5.500		12/01/18	2,816,522
3,364,196	5.000		04/01/19	3,278,594
389,076	5.000		06/01/19	379,176
928,761	5.000		12/01/19	905,129
12,207,974	4.500		09/01/23	11,464,848
1,976,030	4.500		10/01/23	1,841,786
2,813,879	6.460		12/01/28	2,878,105
12,099	7.500		03/01/29	12,495
11,699	7.500		08/01/29	12,081
4,315	7.500		11/01/29	4,456
87,213	7.500		12/01/30	89,699
61,776	6.500		12/01/30	62,684
154,461	8.000		01/01/31	161,888
106,024	8.000		02/01/31	111,655
885,277	7.000		03/01/31	911,033
18,154	6.500		09/01/33	18,391
99,810	5.500		06/01/36	969,443
1,998,844	5.500		06/01/36	1,941,298
8,000,000	5.000	(g)	TBA-15yr	7,570,000

				158,611,637

Principal Only(d) — 0.5%
FHLMC Series 235, Class PO
9,237,303	0.000		02/01/36	6,454,542
FNMA Series 363, Class 1
9,429,977	0.000		11/01/35	6,644,164

				13,098,706

TOTAL MORTGAGE-BACKED OBLIGATIONS				$1,187,672,327

Principal	Interest		Maturity
Amount*	Rate		Date	Value
Agency Debentures — 16.6%
FFCB
$2,500,000	3.250%		06/15/07	$2,454,273
2,000,000	3.625		01/04/08	1,953,738
3,000,000	3.150		07/21/08	2,882,868
9,000,000	4.830		12/22/14	8,678,196
FHLB
5,000,000	4.125		11/15/06	4,979,625
13,000,000	4.875		11/15/06	12,974,429
37,000,000	5.190	(b)	12/13/06	36,995,634
100,000,000	4.800		05/02/08	99,191,500
1,500,000	5.800		09/02/08	1,515,064
5,000,000	5.375	(e)	05/15/09	5,014,539
10,000,000	6.715		06/29/09	10,426,550
10,000,000	6.500		08/14/09	10,346,854
2,500,000	4.000		02/15/11	2,375,370
9,595,000	4.250		11/15/11	9,142,193
17,360,000	4.500		09/14/12	16,601,083
FHLMC
5,000,000	6.700		01/05/07	5,024,560
2,500,000	3.050		01/19/07	2,472,142
1,950,000	3.500		09/15/07	1,910,910
10,540,000	3.650		01/23/08	10,292,500
40,000,000	4.480		09/19/08	39,357,796
1,810,000	5.125		07/15/12	1,794,030
9,000,000	5.000		01/30/14	8,764,288
FNMA
15,000,000	3.550		01/12/07	14,871,930
19,000,000	6.160		12/18/07	19,204,231
2,850,000	5.750		02/15/08	2,869,788
50,000,000	4.200		03/24/08	49,071,700
1,000,000	5.250		01/15/09	1,001,169
5,000,000	6.250		02/01/11	5,164,076
19,560,000	5.300		02/22/11	19,307,117
11,000,000	5.625		02/28/12	10,856,228
4,500,000	5.250		08/01/12	4,448,589

TOTAL AGENCY DEBENTURES				$421,942,970

Asset-Backed Securities — 3.3%
Credit Card — 0.1%
MBNA Master Credit Card Trust II Series 1999-J, Class A
$3,000,000	7.000%		02/15/12	$3,149,580

Financials — 0.0%
Small Business Administration
890,061	6.300		06/01/18	908,439

Home Equity(b) — 2.8%
Aames Mortgage Trust Series 2000-2, Class A6F
113,905	7.180		11/25/28	114,054
Amortizing Residential Collateral Trust Series 2002-BC1M, Class A
1,500,761	5.665		01/01/32	1,498,416
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
30,590	6.970		12/25/13	30,522
Countrywide Asset-Backed Certificates Series 2004-BC5, Class A2
4,917,068	5.655		10/25/34	4,920,835
Countrywide Home Equity Loan Trust Series 2002-E, Class A
3,208,432	5.629		10/15/28	3,218,190
Countrywide Home Equity Loan Trust Series 2003-A, Class A
10,074,302	5.719		03/15/29	10,101,795

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity(b) — (continued)
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
$2,896,000	5.589%	12/15/29	$2,903,585
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
7,878,647	5.609	02/15/30	7,889,942
Countrywide Home Equity Loan Trust Series 2005-I, Class 2A
14,397,779	5.599	02/15/36	14,375,282
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2
8,388,095	5.665	01/25/35	8,407,756
FNMA Series 2005-T2, Class 1A1
791,235	5.155	11/28/35	791,177
Morgan Stanley ABS Capital I Series 2004-HE1, Class A4
11,464,339	5.755	01/25/34	11,466,353
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2
2,831,793	5.725	12/25/34	2,841,970
Residential Asset Securities Corp. Series 2004-KS1, Class A2B2
872,044	5.665	02/25/34	872,219

			69,432,096

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
2,073,196	8.330	04/01/30	2,136,490

Utilities — 0.3%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
6,150,000	7.030	03/15/12	6,399,383

TOTAL ASSET-BACKED SECURITIES			$82,025,988

U.S. Treasury Obligations — 12.8%
United States Treasury Bonds
$71,500,000	4.625%	02/29/08	$71,069,856
7,700,000	4.500	02/15/09	7,617,287
60,800,000	4.875	07/31/11	60,714,515
United States Treasury Inflation Protected Securities
6,834,756	1.875	07/15/13	6,605,416
9,533,112	2.000	01/15/14	9,267,224
7,286,370	1.875	07/15/15	6,976,116
14,077,380	2.000	01/15/16	13,584,123
4,812,288	2.500	07/15/16	4,849,881
United States Treasury Notes
1,000,000	6.625	05/15/07	1,011,170
2,500,000	6.125	08/15/07	2,525,097
20,000,000	4.375	01/31/08	19,809,380
2,000,000	5.625	05/15/08	2,021,500
1,000,000	6.500	02/15/10	1,050,610
14,175,000	4.375	08/15/12	13,784,621
6,400,000	5.125	05/15/16	6,466,502
United States Treasury Principal-Only STRIPS(d)
560,000	0.000	05/15/18	307,681
16,700,000	0.000 (e)	02/15/19	8,783,031
38,200,000	0.000	05/15/20	18,728,314
1,800,000	0.000	08/15/20	871,960
56,700,000	0.000	11/15/21	25,693,604
6,250,000	0.000	11/15/22	2,686,812
25,800,000	0.000	02/15/25	9,899,202
81,700,000	0.000	11/15/26	28,775,882

TOTAL U.S. TREASURY OBLIGATIONS			$323,099,786

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 97.5%
			$2,471,651,162

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Repurchase Agreement(f) — 10.3%
Joint Repurchase Agreement Account II
$262,200,000	5.282%	08/01/06	$262,200,000
	Maturity Value: $262,238,471

TOTAL INVESTMENTS — 107.8%			$2,733,851,162

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%			(196,821,266)

NET ASSETS — 100.0%			$2,537,029,896

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

$	= US Dollar
EUR	= Euro
GBP	= British Pound

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $69,390,443, which represents approximately 2.7% of net assets as of July 31, 2006.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(c) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(f) Joint repurchase agreement was entered into on July 31, 2006. Additional information appears in the Notes to the Schedule of Investments section.

(g) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $269,408,432, which represents approximately 10.6% of net assets as of July 31, 2006.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CMBS	— Commercial Mortgage Backed Securities
CMOs	— Collateralized Mortgage Obligations
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
PAC	— Planned Amortization Class
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2006, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Purchase Contracts	Date	Settlement Date	Current Value	Gain (Loss)

Australian Dollar	09/20/2006	$7,596,000	$7,787,716	$191,716
	09/20/2006	4,316,529	4,468,842	152,313
	09/20/2006	7,721,000	7,920,378	199,378
	09/20/2006	7,901,000	7,909,236	8,236
British Pound	09/20/2006	31,127,000	31,407,575	280,575
Canadian Dollar	09/20/2006	7,017,766	6,950,882	(66,884)
	09/20/2006	7,721,000	7,554,168	(166,832)
	09/20/2006	7,844,000	7,899,447	55,447
Euro	09/20/2006	7,772,000	7,940,500	168,500
	09/20/2006	15,443,000	15,377,704	(65,296)
	09/20/2006	15,451,000	15,558,517	107,517
	09/20/2006	15,217,000	15,393,282	176,282
	09/20/2006	7,751,000	7,763,798	12,798
Japanese Yen	09/20/2006	7,794,000	7,951,656	157,656
New Zealand Dollar	09/20/2006	15,403,000	15,281,146	(121,854)
	09/20/2006	7,540,000	7,541,731	1,731
Norwegian Krone	09/20/2006	20,269,058	20,254,295	(14,763)
	09/20/2006	20,162,461	20,254,295	91,834
	09/20/2006	7,844,000	7,989,083	145,083
Swedish Krona	09/20/2006	14,085,359	14,209,020	123,661
	09/20/2006	7,794,000	7,949,426	155,426
	09/20/2006	7,772,000	7,981,141	209,141
Swiss Franc	09/20/2006	24,703,565	24,681,357	(22,208)
	09/20/2006	7,596,000	7,590,785	(5,215)
	09/20/2006	7,540,000	7,532,051	(7,949)

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$291,381,738	$293,148,031	$1,766,293

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Gain (Loss)

Australian Dollar	09/20/2006	$7,609,000	$7,892,573	$(283,573)
	09/20/2006	7,837,000	7,988,403	(151,403)
British Pound	08/16/2006	10,455,755	10,607,937	(152,182)
	09/20/2006	23,497,413	23,792,840	(295,427)
	09/20/2006	7,596,000	7,698,944	(102,944)
	09/20/2006	7,721,000	7,802,379	(81,379)
Canadian Dollar	09/20/2006	23,054,000	22,732,131	321,869
	09/20/2006	15,386,000	15,301,974	84,026
Euro	08/30/2006	4,115,049	4,175,608	(60,559)
	09/20/2006	22,787,000	23,059,476	(272,476)
	09/20/2006	7,529,000	7,624,012	(95,012)
	09/20/2006	15,638,000	15,869,861	(231,861)
	09/20/2006	32,897,528	33,322,684	(425,156)
Japanese Yen	09/20/2006	20,446,652	20,470,219	(23,567)
	09/20/2006	7,751,000	7,717,748	33,252
New Zealand Dollar	09/20/2006	27,170,007	27,009,513	160,494
	09/20/2006	7,721,000	7,818,581	(97,581)
	09/20/2006	7,901,000	7,897,683	3,317
	09/20/2006	13,714,633	13,606,296	108,337
	09/20/2006	7,614,000	7,573,436	40,564
Norwegian Krone	09/20/2006	7,614,000	7,657,618	(43,618)
	09/20/2006	15,674,000	15,959,817	(285,817)
Swedish Krona	09/20/2006	7,837,000	7,925,604	(88,604)
	09/20/2006	7,596,000	7,692,645	(96,645)
	09/20/2006	7,721,000	7,685,009	35,991
Swiss Franc	09/20/2006	7,529,000	7,586,409	(57,409)
	09/20/2006	7,772,000	7,931,334	(159,334)
	09/20/2006	7,844,000	7,938,492	(94,492)
	09/20/2006	7,901,000	7,928,346	(27,346)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$355,929,037	$358,267,572	$(2,338,535)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

FUTURES CONTRACTS — At July 31, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	587	September 2006	$138,708,100	$25,367
Eurodollars	250	December 2006	59,093,750	(473,142)
Eurodollars	263	March 2007	62,225,800	(28,269)
Eurodollars	203	June 2007	48,085,625	(262,863)
Eurodollars	163	September 2007	38,639,150	(133,967)
2 Year U.S. Treasury Notes	1,311	September 2006	266,747,531	15,310
5 Year U.S. Treasury Notes	(1,683)	September 2006	(175,400,156)	(1,315,514)
10 Year U.S. Treasury Notes	820	September 2006	86,945,625	436,423
20 Year U.S. Treasury Bonds	520	September 2006	56,306,250	786,056

			$581,351,675	$(950,599)

SWAP CONTRACTS — At July 31, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$60,000	12/25/2006	3.43%	3 month LIBOR	$(658,259)
Banc of America Securities LLC	100,000	10/14/2008	3.51%	3 month LIBOR	(3,138,697)
Banc of America Securities LLC(a)	110,940	02/16/2009	3 month LIBOR	5.05%	567,842
Banc of America Securities LLC(a)	127,180	02/17/2009	3 month LIBOR	5.10%	532,191
Banc of America Securities LLC	80,000	09/02/2010	4.31%	3 month LIBOR	(2,433,859)
Banc of America Securities LLC	65,000	10/06/2010	4.70%	3 month LIBOR	(976,575)
Banc of America Securities LLC	65,000	04/19/2012	4.55%	3 month LIBOR	(2,148,590)
Banc of America Securities LLC(a)	119,460	02/17/2014	5.10%	3 month LIBOR	(2,558,574)
Banc of America Securities LLC(a)	136,790	02/17/2014	5.14%	3 month LIBOR	(2,623,770)
Banc of America Securities LLC	11,000	05/25/2015	4.53%	3 month LIBOR	(769,788)
Banc of America Securities LLC	25,000	10/19/2015	4.97%	3 month LIBOR	(721,163)
Banc of America Securities LLC	85,000	06/20/2016	5.67%	3 month LIBOR	779,347
Banc of America Securities LLC	80,000	03/23/2020	3 month LIBOR	5.11%	2,821,039
Banc of America Securities LLC(a)	50,360	02/15/2022	3 month LIBOR	5.16%	2,341,971
Banc of America Securities LLC(a)	57,620	02/17/2022	3 month LIBOR	5.19%	2,510,131
Banc of America Securities LLC	9,000	03/30/2035	5.32%	3 month LIBOR	(307,705)
Banc of America Securities LLC	10,000	04/09/2035	5.27%	3 month LIBOR	(423,910)

TOTAL					$(7,208,369)

(a) Represents forward starting interest rate swap whose effective dates of commencement of accruals and cash flows occur in February 2007.

LIBOR — London Interbank Offered Rate

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rate
	Swap	Amount	Paid by the	Termination	Unrealized
Referenced Obligation	Counterparty	(000s)	Fund	Date	Gain (Loss)

Purchased Protection
First Data Corp.,
5.625%, 11/01/2011	JP Morgan Securities, Inc.	$2,800	0.50%	03/01/2011	$(33,053)
5.625%, 11/01/2011	JP Morgan Securities, Inc.	1,525	0.25%	06/20/2011	262
iBoxx Core Investment Grade Bond Trust	Salomon Smith Barney, Inc.	169,000	0.45%	12/20/2010	(468,071)
iBoxx Core Investment Grade Bond Trust	Banc of America Securities LLC	108,400	0.65%	06/20/2016	(141,779)
iBoxx Core Investment Grade Bond Trust	Deutsche Bank Securities, Inc.	81,200	0.65%	06/20/2016	(123,587)
PHH Corp.
7.125%, 03/01/2013	Bear Stearns & Co.	2,600	1.15%	06/20/2013	14,815

TOTAL					$(751,413)

Tax Information — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,768,135,160

Gross unrealized gain	9,025,189
Gross unrealized loss	(43,309,187)

Net unrealized security loss	$(34,283,998)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — 91.8%
Automotive — 1.7%
DaimlerChrysler NA
$400,000	8.500%	01/18/31	$461,954
DaimlerChrysler NA Holding Corp.(a)
380,000	5.780	09/10/07	381,145
Ford Motor Credit Co.
1,700,000	5.700	01/15/10	1,516,137
General Motors Acceptance Corp.
1,275,000	6.875	09/15/11	1,238,142

			3,597,378

Banks — 22.0%
Abbey National PLC(a)
2,500,000	7.350	10/15/06	2,511,230
ANZ Capital Trust I(b)
325,000	4.484	01/15/10	310,551
800,000	5.360	12/15/13	754,850
Astoria Financial Corp.
225,000	5.750	10/15/12	221,124
Banca Popolare di Bergamo Capital Trust(a)
475,000	8.364	02/05/11	698,751
Bank United Corp.
250,000	8.875	05/01/07	255,870
Citigroup, Inc.
589,000	7.250	10/15/11	630,950
Commonwealth Bank of Australia(a)(b)
1,325,000	6.024	03/15/16	1,275,925
Credit Suisse (USA), Inc.
1,000,000	5.250	03/02/11	986,721
Credit Suisse First Boston London(a)(b)
1,625,000	7.900	05/01/07	1,650,876
Danske Bank A/S(a)(b)
300,000	7.400	06/15/10	305,133
Firstar Capital Trust I
2,500,000	8.320	12/15/26	2,625,190
ForeningSparbanken AB (Swedbank)(a)(b)
500,000	7.500	11/01/06	502,318
Greater Bay Bancorp Series D
2,700,000	5.125	04/15/10	2,637,611
GreenPoint Financial Corp.
600,000	3.200	06/06/08	574,660
HBOS PLC(a)(b)
1,750,000	5.375	11/01/13	1,676,684
HSBC Capital Funding LP(a)(b)
1,050,000	4.610	06/27/13	955,160
HSBC USA, Inc.
250,000	6.625	03/01/09	256,498
Huntington National Bank
1,000,000	8.000	04/01/10	1,078,202
J.P. Morgan Chase & Co.
550,000	6.625	03/15/12	575,923
Key Bank N.A.
1,000,000	6.500	10/15/27	1,017,784
Manufacturers & Traders Trust Co.(a)
1,495,000	5.585	12/28/20	1,454,408

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Mizuho JGB Investment LLC
	$1,275,000	9.870%	06/30/08	$1,368,134
MUFG Capital Finance 1 Ltd.(a)
	2,400,000	6.346	07/25/16	2,347,466
Nordbanken AB(a)(b)
	2,380,000	8.950	11/12/09	2,596,268
North Fork Bancorp.(a)
	1,350,000	5.000	08/15/12	1,341,055
PNC Funding Corp.
	600,000	7.500	11/01/09	635,365
Popular North America, Inc.
	1,775,000	5.200	12/12/07	1,760,353
	1,795,000	4.250	04/01/08	1,752,693
RBS Capital Trust II(a)
	1,000,000	5.512	09/30/14	946,216
Resona Bank Ltd.(a)(b)
EUR	925,000	4.125	09/27/12	1,133,945
	1,475,000	5.850	09/29/49	1,402,828
Resona Preferred Global Securities Ltd.
	2,000,000	7.191	07/30/15	2,037,668
Royal Bank of Scotland Group PLC
	400,000	9.118	03/31/10	442,481
Sovereign Bank
	1,000,000	4.000	02/01/08	975,274
	300,000	5.125	03/15/13	286,825
	455,000	4.375 (a)	08/01/13	441,983
Tokai Preferred Capital Co. LLC(a)(b)
	650,000	9.980	06/30/08	698,146
Unicredito Italiano Capital Trust(a)(b)
	500,000	9.200	10/05/10	558,076
Wachovia Capital Trust III(a)
	1,825,000	5.800	03/15/11	1,795,431
Washington Mutual Bank
	500,000	5.950	05/20/13	499,777

				45,976,403

Brokerage — 2.1%
Lehman Brothers Holdings E-Capital Trust I(a)(b)
	675,000	6.173	08/19/10	675,350
Lehman Brothers Holdings, Inc.
	1,500,000	5.000	01/14/11	1,465,377
Morgan Stanley
	2,200,000	5.050	01/21/11	2,151,743

				4,292,470

Building Materials — 0.7%
Lafarge SA
	775,000	6.150	07/15/11	779,982
	625,000	6.500	07/15/16	627,741

				1,407,723

Captive Financial — 0.2%
Nelnet, Inc.
	420,000	5.125	06/01/10	404,719

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Consumer Cyclical Services — 1.2%
Sabre Holdings Corp.
$2,550,000	6.350%	03/15/16	$2,435,138

Diversified Manufacturing — 1.8%
Tyco International Group Participation Certificate(b)
2,350,000	4.436	06/15/07	2,313,937
Tyco International Group SA
1,300,000	6.750	02/15/11	1,354,876

			3,668,813

Electric — 7.0%
Calenergy, Inc.
1,575,000	7.630	10/15/07	1,608,885
280,000	7.520	09/15/08	290,644
Centerpoint Energy, Inc.
2,100,000	5.875	06/01/08	2,103,683
CenterPoint Energy, Inc. Series B
350,000	7.250	09/01/10	366,791
FirstEnergy Corp. Series C
2,220,000	7.375	11/15/31	2,436,949
MidAmerican Energy Holdings Co.(b)
1,150,000	6.125	04/01/36	1,106,616
Nisource Finance Corp.(a)
500,000	5.968	11/23/09	500,721
Ohio Edison Co.
1,500,000	6.875	07/15/36	1,561,531
Progress Energy, Inc.
2,175,000	5.625	01/15/16	2,110,792
1,000,000	7.000	10/30/31	1,057,619
Tampa Electric Co.
275,000	6.550	05/15/36	280,054
TXU Corp. Series O
1,225,000	4.800	11/15/09	1,175,552

			14,599,837

Entertainment — 0.8%
Time Warner Entertainment Co.
1,290,000	8.375	03/15/23	1,438,620
Time Warner Entertainment Co. LP
325,000	7.250	09/01/08	333,699

			1,772,319

Environmental — 0.7%
Waste Management, Inc.
1,385,000	7.375	08/01/10	1,470,316

Food & Beverage — 1.2%
Nabisco, Inc.
929,000	7.050	07/15/07	942,256
Tyson Foods, Inc.
645,000	7.250	10/01/06	646,019
925,000	8.250	10/01/11	978,115

			2,566,390

Principal	Interest		Maturity
Amount*	Rate		Date	Value
Corporate Bonds — (continued)
Food & Drug Retailing — 0.1%
Kroger Co.
$250,000	7.450%		03/01/08	$256,659

Gaming — 0.7%
Harrahs Operating Co., Inc.
1,425,000	5.500		11/15/09	1,398,382

Integrated — 1.6%
Hess Corp.
1,950,000	7.125		03/15/33	2,069,730
XTO Energy, Inc.
1,325,000	6.100		04/01/36	1,250,577

				3,320,307

Life Insurance — 6.8%
Americo Life, Inc.
550,000	7.875		05/01/13	541,911
AmerUs Group Co.
1,575,000	5.950		08/15/15	1,565,681
AXA Financial, Inc.
805,000	7.750		08/01/10	864,374
Lincoln National Corp.
1,000,000	6.200		12/15/11	1,020,390
1,600,000	7.000	(a)	05/17/66	1,624,773
Phoenix Life Insurance Co.(b)
2,275,000	7.150		12/15/34	2,302,473
PRICOA Global Funding I(b)
600,000	4.200		01/15/10	574,142
Reinsurance Group of America, Inc.
625,000	6.750		12/15/11	643,178
1,250,000	6.750	(a)	12/15/15	1,168,795
SL Finance PLC
650,000	6.375		07/12/22	906,948
The Mony Group, Inc.
1,000,000	8.350		03/15/10	1,087,109
ZFS Finance USA Trust I(a)(b)
1,875,000	6.150		12/15/10	1,820,709

				14,120,483

Media — Cable — 3.0%
Comcast Cable Communications Holdings, Inc.
575,000	6.875		06/15/09	593,526
1,350,000	9.455		11/15/22	1,681,635
Cox Communications, Inc.
850,000	4.625		01/15/10	816,964
Cox Enterprises, Inc.
3,275,000	4.375		05/01/08	3,193,898

				6,286,023

Media — Non Cable — 1.2%
Clear Channel Communications, Inc.
1,700,000	8.000		11/01/08	1,766,247
Viacom, Inc.
850,000	5.750		04/30/11	834,160

				2,600,407

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Noncaptive — Financial — 6.1%
American General Finance Corp.
	$1,825,000	8.450%	10/15/09	$1,971,110
Capital One Bank
	325,000	5.000	06/15/09	320,118
GATX Financial Corp.
	3,400,000	5.125	04/15/10	3,321,514
PHH Corp.
	3,088,000	6.000	03/01/08	3,080,336
	750,000	7.125	03/01/13	761,051
Waddell & Reed Financial, Inc.
	3,250,000	5.600	01/15/11	3,185,744

				12,639,873

Pipelines — 2.6%
Energy Transfer Partners
	1,375,000	5.650 (b)	08/01/12	1,340,949
	2,000,000	5.950	02/01/15	1,949,933
Enterprise Products Partners LP
	1,805,000	4.950	06/01/10	1,743,584
	275,000	5.000	03/01/15	252,085
Panhandle Eastern Pipeline
	150,000	4.800	08/15/08	147,627

				5,434,178

Property/Casualty Insurance — 6.8%
Ace Capital Trust II
	250,000	9.700	04/01/30	317,899
ACE INA Holdings, Inc.
	535,000	8.300	08/15/06	535,451
AON Capital Trust A
	1,000,000	8.205	01/01/27	1,097,432
Arch Capital Group Ltd.
	1,245,000	7.350	05/01/34	1,255,397
Aspen Insurance Holdings Ltd.
	1,100,000	6.000	08/15/14	1,032,976
CNA Financial Corp.
	520,000	6.750	11/15/06	521,382
	350,000	6.600	12/15/08	357,157
	1,000,000	5.850	12/15/14	950,072
Endurance Specialty Holdings Ltd.
	500,000	6.150	10/15/15	467,780
	775,000	7.000	07/15/34	710,587
Liberty Mutual Group(b)
	2,040,000	7.000	03/15/34	1,917,484
Marsh & McLennan Cos., Inc.
	1,000,000	5.150	09/15/10	976,074
	1,000,000	5.750	09/15/15	957,539
QBE Insurance Group Ltd.(a)(b)
	855,000	5.647	07/01/23	815,356
Royal & Sun Alliance Insurance Group PLC
GBP	225,000	9.402	07/29/49	477,419
Symetra Financial Corp.(b)
	1,600,000	6.125	04/01/16	1,569,611
Zurich Capital Trust I(b)
	125,000	8.376	06/01/07	132,134

				14,091,750

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Railroads — 1.0%
Union Pacific Corp.
$2,000,000	7.375%	09/15/09	$2,096,626

REIT — 11.2%
Arden Realty LP
320,000	7.000	11/15/07	325,927
1,160,000	5.200	09/01/11	1,144,381
BRE Properties Inc.
3,525,000	7.450	01/15/11	3,743,476
Camden Property Trust
1,650,000	4.375	01/15/10	1,588,072
EOP Operating LP
1,692,000	7.750	11/15/07	1,735,723
Heritage Property Investment Trust
885,000	4.500	10/15/09	855,016
iStar Financial, Inc. Series B
3,200,000	5.700	03/01/14	3,118,810
Liberty Property LP
225,000	7.750	04/15/09	235,121
Pan Pacific Retail Properties, Inc.
1,350,000	5.950	06/01/14	1,336,376
Post Apartment Homes LP
1,500,000	7.700	12/20/10	1,599,843
3,000,000	6.300	06/01/13	3,024,924
ProLogis
2,250,000	5.500	04/01/12	2,205,184
Shurgard Storage Centers, Inc.
2,050,000	7.750	02/22/11	2,196,760
Simon Property Group LP
200,000	7.000	06/15/08	204,719

			23,314,332

Software(a) — 1.1%
Oracle Corp. and Ozark Holdings, Inc.
2,400,000	5.000	01/15/11	2,337,458

Technology — 0.7%
First Data Corp.
1,375,000	5.625	11/01/11	1,374,714

Tobacco — 1.4%
Altria Group, Inc.
275,000	7.000	11/04/13	294,704
1,243,000	7.750	01/15/27	1,443,938
Imperial Tobacco Overseas BV
1,200,000	7.125	04/01/09	1,238,012

			2,976,654

Wireless Telecommunications — 1.9%
America Movil SA de CV
800,000	5.500	03/01/14	763,920
900,000	6.375	03/01/35	830,223
AT&T Wireless Services, Inc.
950,000	7.875	03/01/11	1,030,694
900,000	8.750	03/01/31	1,112,432

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Wireless Telecommunications — (continued)
Intelsat
	$350,000	5.250%	11/01/08	$329,000

				4,066,269

Wirelines Telecommunications — 6.2%
Ameritech Capital Funding
	575,000	6.250	05/18/09	580,426
Bellsouth Telecommunications, Inc.
	426,000	6.125	09/23/08	429,418
Deutsche Telekom International Finance BV
	1,650,000	8.750	06/15/30	1,931,242
Embarq Corp.
	625,000	7.995	06/01/36	641,128
France Telecom SA
	2,375,000	7.750	03/01/11	2,572,866
EUR	175,000	8.125	01/28/33	297,315
GTE Corp.
	$1,260,000	7.510	04/01/09	1,313,937
Sprint Capital Corp.
	1,000,000	6.875	11/15/28	1,010,034
Telecom Italia Capital
	700,000	4.000	01/15/10	658,863
	1,700,000	4.950	09/30/14	1,546,182
TPSA Finance BV
	350,000	7.750 (a)	12/10/08	365,288
	1,500,000	7.625	01/30/11	1,603,744

				12,950,443

TOTAL CORPORATE BONDS				$191,456,064

Emerging Market Debt — 0.1%
Korea Development Bank
	$150,000	5.750%	09/10/13	$149,238

U.S. Treasury Obligations(c) — 0.2%
United States Treasury Principal-Only STRIPS
	$1,500,000	0.000%	11/15/26	$528,321

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 92.1%
				$192,133,623

Repurchase Agreement(d) — 3.8%
Joint Repurchase Agreement Account II
	$7,900,000	5.282%	08/01/06	$7,900,000
	Maturity Value: $7,901,159

TOTAL INVESTMENTS — 95.9%				$200,033,623

OTHER ASSETS IN EXCESS OF LIABILITIES — 4.1%				8,468,300

NET ASSETS — 100.0%				$208,501,923

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* The principal/contract amount of each security is stated in the currency in which the bond/option is denominated. See below.

Currency Description

$	= US Dollar
EUR	= Euro
GBP	= British Pound

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $28,389,521, which represents approximately 13.6% of net assets as of July 31, 2006.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Joint repurchase agreement was entered into on July 31, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2006, the Fund had outstanding forward foreign currency exchange contracts, to sell foreign currencies as follows:

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Gain (Loss)

British Pound	08/16/2006	$494,232	$490,586	$3,646
Euro	08/30/2006	3,034,089	3,078,740	(44,651)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$3,528,321	$3,569,326	$(41,005)

FUTURES CONTRACTS — At July 31, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	(20)	September 2006	$(4,726,000)	$62,432
Eurodollars	16	December 2006	3,782,000	(48,899)
Eurodollars	(20)	March 2007	(4,732,000)	53,432
2 Year U.S. Treasury Notes	67	September 2006	13,632,406	(1,397)
5 Year U.S. Treasury Notes	(150)	September 2006	(15,632,813)	(32,630)
10 Year German Federal Republic Bonds	(11)	September 2006	(1,284,800)	(8,178)
10 Year U.S. Treasury Notes	70	September 2006	7,422,186	28,679
20 Year U.S. Treasury Bonds	22	September 2006	2,382,186	1,626

			$843,165	$55,065

SWAP CONTRACTS — At July 31, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Loss

Banc of America Securities LLC	$8,000	09/02/2010	4.31%	3 month LIBOR	$(235,064)
Banc of America Securities LLC	5,000	05/23/2012	4.37%	3 month LIBOR	(274,103)
Banc of America Securities LLC	7,000	10/19/2015	4.97%	3 month LIBOR	(201,926)
Banc of America Securities LLC	4,000	03/19/2035	5.29%	3 month LIBOR	(155,028)
Banc of America Securities LLC	2,800	04/09/2035	5.27%	3 month LIBOR	(118,695)

TOTAL					$(984,816)

LIBOR — London Interbank Offered Rate

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rate Paid
	Swap	Amount	by the	Termination	Unrealized
Referenced Obligation	Counterparty	(000s)	Fund	Date	Gain (Loss)

Purchased Protection
Autozone, Inc. 5.78%, 10/15/2012	Bear Stearns & Co., Inc.	$2,000	0.68%	06/20/2011	$(5,190)
Bear Stearns Co., Inc. 7.625%, 12/7/2009	J.P. Morgan Securities, Inc.	4,000	0.30%	6/20/2013	6,204
Centex Corp. 5.14%, 6/15/2015	Bear Stearns & Co., Inc.	2,000	0.84%	6/20/2013	1,922
First Data Corp. 5.58% , 11/1/2011	J.P. Morgan Securities, Inc.	1,300	0.50%	03/21/2011	(15,330)
First Data Corp. 5.58%, 11/1/2011	J.P. Morgan Securities, Inc.	210	0.25%	06/20/2011	36
iBoxx Core Investment Grade Bond Trust	Salomon Smith Barney, Inc.	20,000	0.45%	12/20/2010	(114,110)
iBoxx Core Investment Grade Bond Trust	Banc of America Securities, Inc.	41,200	0.45%	12/20/2010	(55,393)
iBoxx Core Investment Grade Bond Trust	J.P. Morgan Securities, Inc.	11,000	0.85%	12/20/2010	(33,226)
iBoxx Core Investment Grade Bond Trust	J.P. Morgan Securities, Inc.	25,000	0.55%	06/20/2012	(68,782)
iBoxx Core Investment Grade Bond Trust	Banc of America Securities LLC	20,000	0.65%	6/20/2016	(26,158)
iBoxx Core Investment Grade Bond Trust	Deutsche Bank Securities, Inc.	14,000	0.65%	6/20/2016	(17,679)
Lowe’s Co., Inc. 8.14%, 6/1/2010	Banc of America Securities LLC	5,000	0.18%	6/20/2013	(1,363)

TOTAL					$(329,069)

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows :

Tax Cost	$205,558,665

Gross unrealized gain	349,365
Gross unrealized loss	(5,874,407)

Net unrealized security loss	$(5,525,042)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED)

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
      The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2006, Core Fixed Income and Investment Grade Credit had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by a Fund, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.
      The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds do not currently intend to enter into mortgage dollar rolls for financing and do not treat them as borrowings.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At July 31, 2006, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Enhanced Income	$19,000,000

Short Duration Government	48,800,000

Government Income	49,700,000

U.S. Mortgages	71,400,000

Core Fixed Income	262,200,000

Investment Grade Credit	7,900,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,000,000,000	5.28%	08/01/2006	$3,000,440,000

Barclays Capital PLC	2,500,000,000	5.29	08/01/2006	2,500,367,361

Bear Stearns & Co.	300,000,000	5.28	08/01/2006	300,044,000

Credit Suisse First Bank LLC	500,000,000	5.28	08/01/2006	500,073,333

Deutsche Bank Securities, Inc.	1,950,400,000	5.28	08/01/2006	1,950,686,059

Greenwich Capital Markets	300,000,000	5.29	08/01/2006	300,044,083

J.P. Morgan Securities, Inc.	400,000,000	5.28	08/01/2006	400,058,667

Morgan Stanley & Co.	1,700,000,000	5.28	08/01/2006	1,700,249,333

UBS Securities LLC	1,300,000,000	5.28	08/01/2006	1,300,190,667

Wachovia Capital Markets	250,000,000	5.28	08/01/2006	250,036,667

TOTAL	$12,200,400,000			$12,202,190,170

At July 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bonds, 5.38%, due 11/13/2008; Federal Home Loan Bank, 0.00% to 6.00%, due 09/08/2006 to 02/26/2016; Federal Home Loan Mortgage Association, 0.00% to 11.25%, due 08/04/2006 to 07/01/2036; and Federal National Mortgage Association, 0.00% to 11.50%, due 09/18/2006 to 07/1/2036. The aggregate market value of the collateral, including accrued interest, was $12,640,779,549.

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Securities purchased on a when-issued or delayed-delivery basis — The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Segregation Transactions — As set forth in the prospectus, a Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate or physically move liquid assets, on the books of its custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

Swap Contracts  — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

    An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

    A total return swap is an agreement that obligates one party to pay or receive an amount (either upfront or periodically) in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index, or an index component. Either periodically or at the termination of the swap, the parties exchange payment(s) based on the economic returns of a specified notional amount of the underlying reference asset.

    The Funds may also enter into credit default swaps. The Funds may purchase credit protection on the referenced obligation of the credit default swap (“buy contract”). During the period a Fund enters into a buy contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to deliver to the counterparty the principal amount of the referenced obligation of the swap and will, concurrently, receive an agreed upon value.

    The Funds may also provide or sell credit protection on the referenced obligation of a credit default swap (“sale contract”). During the period a Fund enters into a sale contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to pay the notional amount of the swap to the counterparty, which generally equals the face value of the referenced obligation and, concurrently, will receive the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“maximum payout amount”).

    Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received, may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.

Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds on which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income on the Statements of Operations. TIPS are backed by the full faith and credit of the U.S. Government.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date September 29, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date September 29, 2006

* Print the name and title of each signing officer under his or her signature.